UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Bills - 99.8%
U.S. Treasury Bills
0.02%, 6/26/14*	$19,050,000	$19,049,768
0.01%, 7/17/14*	27,850,000	27,849,573

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $46,899,341)(a)		46,899,341
Cash and Other Assets in Excess of Liabilities - 0.2%		104,043

NET ASSETS - 100.0%		$47,003,384

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 60.6%

U.S. Treasury Bill - 60.6%
U.S. Treasury Bill 0.01%, 6/26/14* (Cost: $18,399,904)	$18,400,000	$18,399,904

REPURCHASE AGREEMENT - 32.3%

United States - 32.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $9,794,827 (fully collateralized by U.S. Treasury Note, 1.63% due 4/30/19; Market value - $9,990,708) (Cost: $9,794,770)	9,794,770	9,794,770

TOTAL INVESTMENTS IN SECURITIES - 92.9% (Cost: $28,194,674)(a)		28,194,674
Cash and Other Assets in Excess of Liabilities - 7.1%		2,169,836

NET ASSETS - 100.0%		$30,364,510

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 71.2%

U.S. Treasury Bills - 71.2%
U.S. Treasury Bills
0.01%, 6/26/14*	$81,858,000		$81,857,573
0.01%, 7/10/14*	32,000,000		31,999,619

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $113,857,192)			113,857,192

TIME DEPOSITS - 20.2%

China - 20.2%
Barclays Capital, Inc.
1.35%, 6/20/14	50,396,868	CNH	8,066,532
BNP Paribas S.A.
1.23%, 6/20/14	50,384,145	CNH	8,064,495
Deutsche Bank AG
2.05%, 6/20/14	50,402,354	CNH	8,067,410
Standard Chartered Bank
1.35%, 6/20/14	50,421,342	CNH	8,070,449

TOTAL TIME DEPOSITS (Cost: $32,369,206)			32,268,886

REPURCHASE AGREEMENT - 8.1%

United States - 8.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $13,007,565 (fully collateralized by U.S. Treasury Note, 1.63% due 4/30/19; Market value - $13,267,643) (Cost: $13,007,490)	13,007,490		13,007,490

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $159,233,888)(a)			159,133,568
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%			746,758

NET ASSETS - 100.0%			$159,880,326

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.3%

U.S. Treasury Bills - 69.3%
U.S. Treasury Bills
0.01%, 6/26/14*	$3,950,000	$3,949,980
0.01%, 7/17/14*	4,500,000	4,499,931

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,449,911)		8,449,911

REPURCHASE AGREEMENT - 27.3%

United States - 27.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $3,337,605 (fully collateralized by U.S. Treasury Note, 3.63% due 2/15/21; Market value - $3,404,440) (Cost: $3,337,585)	3,337,585	3,337,585

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $11,787,496)(a)		11,787,496
Cash and Other Assets in Excess of Liabilities - 3.4%		410,823

NET ASSETS - 100.0%		$12,198,319

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 82.8%

U.S. Treasury Bills - 82.8%
U.S. Treasury Bills
0.01%, 6/19/14*	$75,286,000	$75,285,774
0.01%, 7/10/14*	20,000,000	19,999,762

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $95,285,536)		95,285,536

REPURCHASE AGREEMENT - 12.2%

United States - 12.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $14,000,082 (fully collateralized by International Bank Reconstruction & Development, 1.38% due 4/10/18 and U.S. Treasury Note, 1.63% due 4/30/19; Market value - $14,280,073) (Cost: $14,000,000)	14,000,000	14,000,000

TOTAL INVESTMENTS IN SECURITIES - 95.0% (Cost: $109,285,536)(a)		109,285,536
Cash and Other Assets in Excess of Liabilities - 5.0%		5,700,485

NET ASSETS - 100.0%		$114,986,021

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 75.0%

U.S. Treasury Bills - 75.0%
U.S. Treasury Bills
0.01%, 6/26/14*	$16,723,000	$16,722,913
0.01%, 7/17/14*	4,500,000	4,499,931

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,222,844)		21,222,844

REPURCHASE AGREEMENT - 14.5%

United States - 14.5%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $4,115,556 (fully collateralized by U.S. Treasury Note, 3.63% due 2/15/21; Market value - $4,197,938) (Cost: $4,115,532)	4,115,532	4,115,532

TOTAL INVESTMENTS IN SECURITIES - 89.5% (Cost: $25,338,376)(a)		25,338,376
Cash and Other Assets in Excess of Liabilities - 10.5%		2,963,799

NET ASSETS - 100.0%		$28,302,175

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2014

Investments	Principal Amount		Value
FOREIGN CORPORATE BONDS - 1.7%

Indonesia - 1.0%
Export-Import Bank of Korea
8.40%, 7/6/16, Reg S	42,000,000,000	IDR	$3,636,283

Taiwan - 0.7%
Export-Import Bank of Korea
0.70%, 7/1/16, Reg S	69,000,000	TWD	2,295,014

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,129,412)			5,931,297

FOREIGN GOVERNMENT AGENCIES - 8.9%

Australia - 8.4%
New South Wales Treasury Corp.
6.00%, 4/1/16, Series 16	9,564,000	AUD	9,412,234
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22	11,015,000	AUD	11,738,747
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	8,765,000	AUD	8,458,667

Total Australia			29,609,648

New Zealand - 0.5%
Queensland Treasury Corp.
7.13%, 9/18/17, Reg S	1,802,000	NZD	1,657,377

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $34,007,657)			31,267,025

FOREIGN GOVERNMENT OBLIGATIONS - 61.1%

China - 5.6%
China Government Bond
2.87%, 6/27/16, Reg S	30,000,000	CNY	4,856,829
1.40%, 8/18/16, Reg S	16,000,000	CNY	2,510,848
2.48%, 12/1/20	20,500,000	CNY	3,057,572
2.36%, 8/18/21, Reg S	15,500,000	CNY	2,274,648
3.10%, 6/29/22	27,000,000	CNY	4,095,850
3.48%, 6/29/27, Reg S	18,000,000	CNY	2,717,521

Total China			19,513,268

Hong Kong - 4.4%
Hong Kong Government Bond
1.69%, 12/22/14	16,850,000	HKD	2,192,601
1.65%, 6/15/15	64,000,000	HKD	8,382,056
1.51%, 2/24/27	32,700,000	HKD	3,956,080
Hong Kong Government Bond Programme
2.46%, 8/4/21	8,000,000	HKD	1,067,219

Total Hong Kong			15,597,956

Indonesia - 4.8%
Indonesia Treasury Bond
7.38%, 9/15/16, Series FR55	69,010,000,000	IDR	5,916,832
5.25%, 5/15/18, Series FR66	40,187,000,000	IDR	3,186,190
12.80%, 6/15/21, Series FR34	44,422,000,000	IDR	4,802,267
7.00%, 5/15/22, Series FR61	36,135,000,000	IDR	2,922,339

Total Indonesia			16,827,628

Malaysia - 12.4%
Malaysia Government Bond
3.84%, 8/12/15, Series 0110	29,022,000	MYR	9,103,478
4.01%, 9/15/17, Series 0210	49,856,000	MYR	15,725,262
3.26%, 3/1/18, Series 0213	56,347,000	MYR	17,311,051
4.38%, 11/29/19, Series 0902	4,405,000	MYR	1,407,239

Total Malaysia			43,547,030

New Zealand - 4.5%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	8,673,000	NZD	7,527,971
6.00%, 12/15/17, Series 1217	9,164,000	NZD	8,338,225

Total New Zealand			15,866,196

Philippines - 6.3%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000	PHP	439,700
Philippine Government International Bond
4.95%, 1/15/21	561,000,000	PHP	13,658,693
3.90%, 11/26/22	213,000,000	PHP	4,862,222
6.25%, 1/14/36	133,000,000	PHP	3,250,620

Total Philippines			22,211,235

Singapore - 4.7%
Singapore Government Bond
3.75%, 9/1/16	3,500,000	SGD	2,997,786
2.25%, 6/1/21	7,364,000	SGD	6,006,889
3.00%, 9/1/24	8,633,000	SGD	7,303,780

Total Singapore			16,308,455

South Korea - 12.3%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	7,738,390,000	KRW	7,690,968
4.00%, 9/10/15, Series 1509	8,182,820,000	KRW	8,150,095
2.75%, 9/10/17, Series 1709	17,182,350,000	KRW	16,785,886
4.25%, 6/10/21, Series 2106	9,961,310,000	KRW	10,424,137

Total South Korea			43,051,086

Thailand - 6.1%
Thailand Government Bond
3.13%, 12/11/15	59,741,000	THB	1,848,000
4.13%, 11/18/16	78,505,000	THB	2,494,472
3.25%, 6/16/17	210,174,000	THB	6,552,487
2.80%, 10/10/17	134,267,000	THB	4,113,777
3.63%, 6/16/23	204,399,000	THB	6,195,456

Total Thailand			21,204,192

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $226,705,603)			214,127,046

SUPRANATIONAL BONDS - 13.5%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	6,358,785
2.85%, 10/21/20	14,500,000	CNY	2,248,048
Council of Europe Development Bank
2.28%, 12/1/14, Reg S	39,000,000	HKD	5,067,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2014

Investments	Principal Amount		Value
EUROFIMA
5.63%, 10/24/16	3,270,000	AUD	$3,221,421
European Bank for Reconstruction & Development
5.00%, 5/28/15	224,800,000	INR	3,759,475
Inter-American Development Bank
5.00%, 7/24/15	374,750,000	INR	6,239,597
4.75%, 10/25/15, Reg S	80,400,000	INR	1,327,573
6.25%, 6/22/16	1,616,000	NZD	1,427,905
International Finance Corp.
1.80%, 1/27/16	5,000,000	CNY	799,771
8.25%, 6/10/21	600,000,000	INR	10,625,351
Nordic Investment Bank
6.00%, 4/6/15	3,958,000	AUD	3,781,381
3.50%, 1/30/18	3,000,000	NZD	2,471,048

TOTAL SUPRANATIONAL BONDS (Cost: $48,115,063)			47,327,837

REPURCHASE AGREEMENT - 6.9%

United States - 6.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $24,001,167 (fully collateralized by U.S. Treasury Note, 1.63% due 4/30/19; Market value - $24,481,144) (Cost: $24,001,027)	24,001,027		24,001,027

TOTAL INVESTMENTS IN SECURITIES - 92.1% (Cost: $338,958,762)(a)			322,654,232
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 7.9%			27,583,491

NET ASSETS - 100.0%			$350,237,723

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippine peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	New Taiwan dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 46.9%

Australia - 46.9%
Australian Capital Territory
5.50%, 6/7/18	850,000	AUD	$858,605
Export Development Canada
5.25%, 8/10/15	1,681,000	AUD	1,609,302
KFW
6.25%, 12/4/19	752,000	AUD	789,364
6.25%, 5/19/21	800,000	AUD	848,542
Landwirtschaftliche Rentenbank
6.50%, 4/12/17	312,000	AUD	317,318
4.25%, 1/24/23	1,400,000	AUD	1,309,614
New South Wales Treasury Corp.
5.50%, 3/1/17, Series 17	224,000	AUD	223,135
6.00%, 2/1/18, Series 18	1,121,600	AUD	1,148,881
6.00%, 5/1/20, Series 520	240,000	AUD	253,218
Northern Territory Treasury Corp.
6.25%, 10/20/15	500,000	AUD	487,381
4.75%, 9/20/18	100,000	AUD	98,626
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16	454,000	AUD	447,321
6.00%, 9/14/17, Series 17	1,146,000	AUD	1,167,585
5.75%, 7/22/24, Series 24	800,000	AUD	844,398
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	1,475,000	AUD	1,487,037
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	1,094,000	AUD	1,113,870
6.00%, 10/17/22, Series 1022	1,000,000	AUD	1,076,824
5.50%, 12/17/24, Series 1224	120,000	AUD	125,817
Western Australian Treasury Corp.
8.00%, 7/15/17, Series 17	500,000	AUD	533,598
7.00%, 10/15/19, Series 19	100,000	AUD	109,095
6.00%, 10/16/23, Series 23	722,800	AUD	776,238

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $16,719,483)			15,625,769

FOREIGN GOVERNMENT OBLIGATIONS - 33.0%

Australia - 21.4%
Australia Government Bond
4.25%, 7/21/17, Series 135	336,000	AUD	325,992
5.50%, 1/21/18, Series 132	1,038,000	AUD	1,051,757
5.25%, 3/15/19, Series 122	1,386,000	AUD	1,413,445
4.50%, 4/15/20, Series 126	1,325,000	AUD	1,316,751
5.75%, 5/15/21, Series 124	700,000	AUD	747,342
5.75%, 7/15/22, Series 128	845,000	AUD	910,813
5.50%, 4/21/23, Series 133	960,000	AUD	1,024,401
4.75%, 4/21/27, Series 136, Reg S	350,000	AUD	354,365

Total Australia			7,144,866

New Zealand - 11.6%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	154,000	NZD	133,669
6.00%, 12/15/17, Series 1217	1,394,000	NZD	1,268,386
5.00%, 3/15/19, Series 319	785,000	NZD	697,242
6.00%, 5/15/21, Series 521	1,065,000	NZD	1,006,518
5.50%, 4/15/23, Series 423	810,000	NZD	751,020

Total New Zealand			3,856,835

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $11,629,431)			11,001,701

SUPRANATIONAL BONDS - 17.2%
Asian Development Bank
5.50%, 2/15/16	95,000	AUD	92,368
6.00%, 2/22/18	720,000	AUD	734,210
5.00%, 3/9/22	300,000	AUD	297,760
Council of Europe Development Bank
5.63%, 12/14/15	178,000	AUD	172,322
European Investment Bank
6.13%, 1/23/17	1,077,000	AUD	1,081,545
6.50%, 8/7/19	170,000	AUD	179,622
Inter-American Development Bank
6.00%, 5/25/16	1,297,000	AUD	1,279,589
6.50%, 8/20/19	292,000	AUD	309,371
International Finance Corp.
5.75%, 7/28/20	1,551,000	AUD	1,601,026

TOTAL SUPRANATIONAL BONDS (Cost: $6,188,729)			5,747,813

TOTAL INVESTMENTS IN SECURITIES - 97.1% (Cost: $34,537,643)(a)			32,375,283
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.9%			951,116

NET ASSETS - 100.0%			$33,326,399

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 38.7%

Federal Home Loan Mortgage Corporation - 6.6%
2.38%, 1/13/22	$100,000	$100,122
4.00%, 12/1/43	98,097	103,997
4.50%, 6/1/44(a)	100,000	108,187

Total Federal Home Loan Mortgage Corporation		312,306

Federal National Mortgage Association - 21.3%
0.88%, 5/21/18	100,000	98,644
4.00%, 7/1/26	44,633	47,865
3.50%, 12/1/26	47,007	49,811
5.50%, 2/1/28	178,624	201,187
2.50%, 8/1/28	47,051	47,950
3.00%, 11/1/28	48,184	50,222
4.50%, 10/1/41	97,381	105,433
3.50%, 6/1/42	97,707	100,877
3.00%, 8/1/43	98,940	98,197
4.00%, 11/1/43	97,478	103,471
5.00%, 6/1/44(a)	100,000	110,516

Total Federal National Mortgage Association		1,014,173

Government National Mortgage Association - 10.8%
5.00%, 2/20/43	178,933	196,723
3.50%, 6/1/44(a)	100,000	104,109
4.00%, 6/1/44(a)	100,000	106,813
4.50%, 6/1/44(a)	100,000	108,942

Total Government National Mortgage Association		516,587

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,818,171)		1,843,066

U.S. GOVERNMENT OBLIGATIONS - 23.8%

U.S. Treasury Bonds - 4.6%
U.S. Treasury Bond
4.38%, 5/15/40	45,000	54,260
2.88%, 5/15/43	88,000	80,802
3.63%, 8/15/43	79,000	83,857

Total U.S. Treasury Bonds		218,919

U.S. Treasury Notes - 19.2%
U.S. Treasury Note
2.13%, 5/31/15	325,000	331,500
0.38%, 3/31/16	180,000	180,239
0.63%, 7/15/16	402,500	404,308

Total U.S. Treasury Notes		916,047

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,116,825)		1,134,966

CORPORATE BONDS - 24.0%

United States - 24.0%
21st Century Fox America, Inc.
6.65%, 11/15/37	10,000	12,823
American Express Credit Corp.
2.80%, 9/19/16(b)	20,000	20,910
American International Group, Inc.
4.88%, 6/1/22	15,000	16,813
Amgen, Inc.
5.15%, 11/15/41	10,000	10,799
AT&T, Inc.
2.38%, 11/27/18(b)	15,000	15,329
4.35%, 6/15/45	5,000	4,788
Bank of America Corp.
2.60%, 1/15/19	40,000	40,659
BB&T Corp.
3.20%, 3/15/16	10,000	10,440
Burlington Northern Santa Fe LLC
4.70%, 10/1/19(b)	12,500	14,161
Capital One Financial Corp.
6.15%, 9/1/16	40,000	44,429
Caterpillar Financial Services Corp.
7.15%, 2/15/19	12,500	15,434
CBS Corp.
8.88%, 5/15/19	20,000	25,971
Cellco Partnership
8.50%, 11/15/18	13,000	16,526
Citigroup, Inc.
8.13%, 7/15/39(b)	15,000	22,473
Comcast Corp.
5.70%, 5/15/18	10,000	11,557
6.45%, 3/15/37(b)	10,000	12,814
ConocoPhillips
6.50%, 2/1/39	30,000	40,714
Costco Wholesale Corp.
5.50%, 3/15/17	15,000	16,867
DIRECTV Holdings LLC
3.80%, 3/15/22	15,000	15,519
Dow Chemical Co. (The)
4.25%, 11/15/20	15,000	16,296
Duke Energy Florida, Inc.
6.40%, 6/15/38	7,500	10,124
Energy Transfer Partners LP
6.50%, 2/1/42	10,000	11,882
Enterprise Products Operating LLC
3.35%, 3/15/23	5,000	5,025
Ford Motor Co.
4.75%, 1/15/43	10,000	10,192
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23(b)	10,000	9,884
General Electric Capital Corp.
5.50%, 1/8/20	15,000	17,453
6.75%, 3/15/32, Series A	10,000	13,249
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19(b)	30,000	36,768
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	30,000	34,227
Home Depot, Inc. (The)
4.88%, 2/15/44	5,000	5,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2014

Investments	Principal Amount	Value
JPMorgan Chase & Co.
3.40%, 6/24/15(b)	$10,000	$10,297
3.20%, 1/25/23	15,000	14,896
5.50%, 10/15/40	10,000	11,555
Kellogg Co.
4.45%, 5/30/16	25,000	26,811
Kinder Morgan Energy Partners LP
6.95%, 1/15/38	5,000	6,207
Merck & Co., Inc.
4.15%, 5/18/43(b)	5,000	4,960
Microsoft Corp.
3.63%, 12/15/23(b)	45,000	47,480
Mondelez International, Inc.
5.38%, 2/10/20	20,000	23,025
Morgan Stanley
2.13%, 4/25/18	30,000	30,306
Norfolk Southern Corp.
3.00%, 4/1/22	40,000	39,799
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	20,000	25,613
Oracle Corp.
6.50%, 4/15/38	10,000	13,176
PepsiCo, Inc.
4.50%, 1/15/20	10,000	11,151
Pfizer, Inc.
7.20%, 3/15/39	10,000	14,125
Philip Morris International, Inc.
4.88%, 11/15/43	5,000	5,426
Plains All American Pipeline LP
3.65%, 6/1/22	17,500	18,143
PNC Funding Corp.
5.63%, 2/1/17	35,000	38,852
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	10,000	13,188
Public Service Electric & Gas Co.
2.38%, 5/15/23	25,000	23,930
San Diego Gas & Electric Co.
4.50%, 8/15/40	20,000	21,552
Southern California Edison Co.
4.65%, 10/1/43	20,000	22,019
Thomson Reuters Corp.
6.50%, 7/15/18(b)	15,000	17,664
Time Warner Cable, Inc.
6.75%, 6/15/39(b)	7,500	9,712
Time Warner, Inc.
7.63%, 4/15/31	20,000	27,834
United Technologies Corp.
6.13%, 2/1/19	12,500	14,891
Verizon Communications, Inc.
6.55%, 9/15/43	25,000	31,849
Wal-Mart Stores, Inc.
6.20%, 4/15/38	10,000	12,999
WellPoint, Inc.
4.65%, 1/15/43	15,000	15,340
Wells Fargo & Co.
4.13%, 8/15/23(b)	25,000	25,935
Xerox Corp.
6.35%, 5/15/18	20,000	23,301

TOTAL CORPORATE BONDS (Cost: $1,094,847)		1,141,648

FOREIGN CORPORATE BONDS - 4.1%

Austria - 0.2%
Oesterreichische Kontrollbank AG
4.88%, 2/16/16	10,000	10,759

Belgium - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	20,000	23,276

Brazil - 0.3%
Petrobras Global Finance B.V.
6.25%, 3/17/24	5,000	5,329
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	11,157

Total Brazil		16,486

Canada - 0.6%
Bank of Montreal
2.50%, 1/11/17	15,000	15,595
Nexen Energy ULC
6.40%, 5/15/37	10,000	11,840

Total Canada		27,435

Mexico - 0.2%
Petroleos Mexicanos
6.50%, 6/2/41(b)	10,000	11,740

Netherlands - 0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	15,000	15,356
Shell International Finance B.V.
5.50%, 3/25/40	10,000	12,021

Total Netherlands		27,377

Spain - 0.3%
Telefonica Emisiones SAU
3.99%, 2/16/16	12,500	13,137

Sweden - 0.4%
Svensk Exportkredit AB
2.13%, 7/13/16(b)	20,000	20,634

United Kingdom - 1.0%
HSBC Holdings PLC
5.10%, 4/5/21(b)	20,000	22,827
Vodafone Group PLC
5.45%, 6/10/19	20,000	23,110

Total United Kingdom		45,937

TOTAL FOREIGN CORPORATE BONDS (Cost: $192,624)		196,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2014

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.6%

Germany - 0.6%
KFW 1.00%, 6/11/18(b) (Cost: $29,510)	$30,000	$29,678

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Brazil - 0.3%
Brazilian Government International Bond
10.13%, 5/15/27	10,000	15,938

Colombia - 0.1%
Colombia Government International Bond
8.13%, 5/21/24	5,000	6,800

Italy - 0.2%
Italy Government International Bond
5.38%, 6/15/33	10,000	11,439

Mexico - 0.5%
Mexico Government International Bond
3.63%, 3/15/22(b)	6,000	6,234
4.00%, 10/2/23	15,000	15,806

Total Mexico		22,040

Philippines - 0.3%
Philippine Government International Bond
9.50%, 2/2/30	10,000	16,013

Poland - 0.2%
Poland Government International Bond
3.00%, 3/17/23(b)	7,500	7,316

Turkey - 0.3%
Turkey Government International Bond
7.38%, 2/5/25(b)	10,000	12,175

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $88,591)		91,721

SUPRANATIONAL BONDS - 1.3%
European Investment Bank
4.00%, 2/16/21(b)	20,000	22,273
International Finance Corp.
2.75%, 4/20/15	40,000	40,914

TOTAL SUPRANATIONAL BONDS (Cost: $62,563)		63,187

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

United States - 2.2%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	15,000	15,140
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	26,591	26,779
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	15,000	16,187
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	15,000	15,490
Morgan Stanley Bank of America Merrill Lynch Trust
3.13%, 12/15/48, Series 2013-C8, Class A4	15,000	15,023
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	15,000	15,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $103,213)		104,566

MUNICIPAL BONDS - 1.0%

United States - 1.0%
Port Authority of New York & New Jersey
4.96%, 8/1/46, Series 181	10,000	11,058
State of California
7.55%, 4/1/39	25,000	36,699

TOTAL MUNICIPAL BONDS (Cost: $44,027)		47,757

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.9%

United States - 7.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c) (Cost: $375,808)(d)	375,808	375,808

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $4,926,179)(e)		5,029,178
Liabilities in Excess of Cash and Other Assets - (5.5)%		(263,675)

NET ASSETS - 100.0%		$4,765,503

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $368,141 and the total market value of the collateral held by the Fund was $375,808.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 37.1%

Federal Home Loan Mortgage Corporation - 6.3%
2.38%, 1/13/22	$100,000	$100,122
4.00%, 12/1/43	98,097	103,997
4.50%, 6/1/44(a)	100,000	108,187

Total Federal Home Loan Mortgage Corporation		312,306

Federal National Mortgage Association - 20.5%
0.88%, 5/21/18	100,000	98,644
5.50%, 10/1/25	189,666	212,969
4.00%, 7/1/26	44,633	47,866
3.50%, 12/1/26	47,007	49,811
2.50%, 8/1/28	47,051	47,950
3.00%, 11/1/28	48,184	50,222
4.50%, 9/1/39	96,386	104,355
3.50%, 6/1/42	97,707	100,877
3.00%, 8/1/43	98,940	98,197
4.00%, 11/1/43	97,478	103,471
5.00%, 6/1/44(a)	100,000	110,516

Total Federal National Mortgage Association		1,024,878

Government National Mortgage Association - 10.3%
5.00%, 2/20/43	178,933	196,723
3.50%, 6/1/44(a)	100,000	104,109
4.00%, 6/1/44(a)	100,000	106,813
4.50%, 6/1/44(a)	100,000	108,942

Total Government National Mortgage Association		516,587

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,829,133)		1,853,771

U.S. GOVERNMENT OBLIGATIONS - 28.1%

U.S. Treasury Bonds - 4.8%
U.S. Treasury Bond
4.38%, 5/15/40	45,000	54,260
2.88%, 5/15/43	93,000	85,393
3.63%, 8/15/43	95,000	100,841

Total U.S. Treasury Bonds		240,494

U.S. Treasury Notes - 23.3%
U.S. Treasury Note
2.13%, 5/31/15	425,000	433,500
0.38%, 3/31/16	190,000	190,252
0.63%, 7/15/16	540,000	542,426

Total U.S. Treasury Notes		1,166,178

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,386,184)		1,406,672

CORPORATE BONDS - 22.8%

United States - 22.8%
21st Century Fox America, Inc.
6.65%, 11/15/37	10,000	12,823
American Express Credit Corp.
2.80%, 9/19/16(b)	20,000	20,910
American International Group, Inc.
4.88%, 6/1/22	15,000	16,813
Amgen, Inc.
5.15%, 11/15/41	10,000	10,799
AT&T, Inc.
2.38%, 11/27/18(b)	15,000	15,329
4.35%, 6/15/45	5,000	4,788
Bank of America Corp.
2.60%, 1/15/19	40,000	40,659
BB&T Corp.
3.20%, 3/15/16	10,000	10,440
Burlington Northern Santa Fe LLC
4.70%, 10/1/19(b)	12,500	14,161
Capital One Financial Corp.
6.15%, 9/1/16	40,000	44,429
Caterpillar Financial Services Corp.
7.15%, 2/15/19	12,500	15,434
CBS Corp.
8.88%, 5/15/19	20,000	25,971
Cellco Partnership
8.50%, 11/15/18	9,000	11,441
Citigroup, Inc.
8.13%, 7/15/39(b)	15,000	22,473
Comcast Corp.
5.70%, 5/15/18	10,000	11,557
6.45%, 3/15/37(b)	10,000	12,814
ConocoPhillips
6.50%, 2/1/39	30,000	40,714
Costco Wholesale Corp.
5.50%, 3/15/17	15,000	16,867
DIRECTV Holdings LLC
3.80%, 3/15/22	15,000	15,519
Dow Chemical Co. (The)
4.25%, 11/15/20	15,000	16,296
Duke Energy Florida, Inc.
6.40%, 6/15/38	7,500	10,124
Energy Transfer Partners LP
6.50%, 2/1/42	10,000	11,882
Enterprise Products Operating LLC
3.35%, 3/15/23	5,000	5,025
Ford Motor Co.
4.75%, 1/15/43	10,000	10,192
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23(b)	10,000	9,884
General Electric Capital Corp.
5.50%, 1/8/20	15,000	17,453
6.75%, 3/15/32, Series A	10,000	13,249
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19(b)	30,000	36,768
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	30,000	34,227
Home Depot, Inc. (The)
4.88%, 2/15/44	5,000	5,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2014

Investments	Principal Amount	Value
JPMorgan Chase & Co.
3.40%, 6/24/15(b)	$10,000	$10,297
3.20%, 1/25/23	15,000	14,896
5.50%, 10/15/40	10,000	11,555
Kellogg Co.
4.45%, 5/30/16	25,000	26,811
Kinder Morgan Energy Partners LP
5.50%, 3/1/44(b)	10,000	10,638
Merck & Co., Inc.
4.15%, 5/18/43(b)	5,000	4,960
Microsoft Corp.
3.63%, 12/15/23(b)	45,000	47,480
Mondelez International, Inc.
5.38%, 2/10/20	20,000	23,025
Morgan Stanley
2.13%, 4/25/18	30,000	30,306
Norfolk Southern Corp.
3.00%, 4/1/22	40,000	39,799
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	20,000	25,613
Oracle Corp.
6.50%, 4/15/38	10,000	13,176
PepsiCo, Inc.
4.50%, 1/15/20	10,000	11,151
Pfizer, Inc.
7.20%, 3/15/39	10,000	14,125
Philip Morris International, Inc.
4.88%, 11/15/43	5,000	5,426
Plains All American Pipeline LP
3.65%, 6/1/22	17,500	18,143
PNC Funding Corp.
5.63%, 2/1/17	35,000	38,852
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	10,000	13,188
Public Service Electric & Gas Co.
2.38%, 5/15/23	25,000	23,930
San Diego Gas & Electric Co.
4.50%, 8/15/40	20,000	21,552
Southern California Edison Co.
4.65%, 10/1/43	20,000	22,019
Thomson Reuters Corp.
6.50%, 7/15/18(b)	15,000	17,664
Time Warner Cable, Inc.
6.75%, 6/15/39(b)	7,500	9,712
Time Warner, Inc.
7.63%, 4/15/31	20,000	27,834
United Technologies Corp.
6.13%, 2/1/19	12,500	14,891
Verizon Communications, Inc.
6.55%, 9/15/43	25,000	31,849
Wal-Mart Stores, Inc.
6.20%, 4/15/38	10,000	12,999
WellPoint, Inc.
4.65%, 1/15/43	15,000	15,340
Wells Fargo & Co.
4.13%, 8/15/23(b)	25,000	25,935
Xerox Corp.
6.35%, 5/15/18	20,000	23,301

TOTAL CORPORATE BONDS (Cost: $1,094,292)		1,140,994

FOREIGN CORPORATE BONDS - 3.9%

Austria - 0.2%
Oesterreichische Kontrollbank AG
4.88%, 2/16/16	10,000	10,759

Belgium - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	20,000	23,276

Brazil - 0.3%
Petrobras International Finance Co.
6.88%, 1/20/40	4,000	4,240
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	11,157

Total Brazil		15,397

Canada - 0.6%
Bank of Montreal
2.50%, 1/11/17	15,000	15,595
Nexen Energy ULC
6.40%, 5/15/37	10,000	11,840

Total Canada		27,435

Mexico - 0.2%
Petroleos Mexicanos
6.00%, 3/5/20	10,000	11,455

Netherlands - 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	15,000	15,356
Shell International Finance B.V.
5.50%, 3/25/40	10,000	12,021

Total Netherlands		27,377

Spain - 0.3%
Telefonica Emisiones SAU
3.99%, 2/16/16	12,500	13,137

Sweden - 0.4%
Svensk Exportkredit AB
2.13%, 7/13/16(b)	20,000	20,634

United Kingdom - 0.9%
HSBC Holdings PLC
5.10%, 4/5/21(b)	20,000	22,827
Vodafone Group PLC
5.45%, 6/10/19	20,000	23,110

Total United Kingdom		45,937

TOTAL FOREIGN CORPORATE BONDS (Cost: $191,557)		195,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2014

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.6%

Germany - 0.6%
KFW 1.00%, 6/11/18(b) (Cost: $29,510)	$30,000	$29,679

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Brazil - 0.3%
Brazilian Government International Bond
10.13%, 5/15/27	10,000	15,938

Colombia - 0.1%
Colombia Government International Bond
8.13%, 5/21/24	5,000	6,800

Italy - 0.2%
Italy Government International Bond
5.38%, 6/15/33	10,000	11,439

Mexico - 0.4%
Mexico Government International Bond
3.63%, 3/15/22(b)	6,000	6,234
4.00%, 10/2/23	15,000	15,806

Total Mexico		22,040

Philippines - 0.3%
Philippine Government International Bond
9.50%, 2/2/30	10,000	16,013

Poland - 0.2%
Poland Government International Bond
3.00%, 3/17/23(b)	7,500	7,316

Turkey - 0.3%
Turkey Government International Bond
7.38%, 2/5/25(b)	10,000	12,175

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $88,591)		91,721

SUPRANATIONAL BONDS - 1.3%
European Investment Bank
4.00%, 2/16/21(b)	20,000	22,273
International Finance Corp.
2.75%, 4/20/15	40,000	40,914

TOTAL SUPRANATIONAL BONDS (Cost: $62,563)		63,187

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%

United States - 2.1%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	15,000	15,140
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	26,591	26,779
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	15,000	16,187
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	15,000	15,490
Morgan Stanley Bank of America Merrill Lynch Trust
3.13%, 12/15/48, Series 2013-C8, Class A4	15,000	15,023
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	15,000	15,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $103,213)		104,566

MUNICIPAL BONDS - 1.0%

United States - 1.0%
Port Authority of New York & New Jersey
4.96%, 8/1/46, Series 181	10,000	11,058
State of California
7.55%, 4/1/39	25,000	36,699

TOTAL MUNICIPAL BONDS (Cost: $44,027)		47,757

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c) (Cost: $364,120)(d)	364,120	364,120

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $5,193,190)(e)		5,297,874
Liabilities in Excess of Cash and Other Assets - (6.0)%		(301,490)

NET ASSETS - 100.0%		$4,996,384

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $356,675 and the total market value of the collateral held by the Fund was $364,120.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.0%

U.S. Treasury Notes - 100.0%
U.S. Treasury Floating Rate Note
0.08%, 1/31/16**	$1,828,000	$1,827,583
0.10%, 4/30/16**	670,000	670,072

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,498,044)(a)		2,497,655
Cash and Other Assets in Excess of Liabilities - 0.0%		1,196

NET ASSETS - 100.0%		$2,498,851

**	Floating rate note. Coupon shown is in effect at May 31, 2014. Date represents the ultimate maturity date.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2014

Investments	Principal Amount	Value
CORPORATE BONDS - 87.7%

United States - 87.7%
AES Corp.
8.00%, 10/15/17	$13,000	$15,275
Affinion Group, Inc.
7.88%, 12/15/18(a)	30,000	27,600
Alcoa, Inc.
6.75%, 7/15/18	10,000	11,465
Alere, Inc.
7.25%, 7/1/18	30,000	32,925
Ally Financial, Inc.
5.50%, 2/15/17	75,000	81,609
Associated Materials LLC
9.13%, 11/1/17(a)	50,000	52,250
Avaya, Inc.
7.00%, 4/1/19(b)	10,000	9,950
Best Buy Co., Inc.
5.00%, 8/1/18	30,000	31,500
Beverages & More, Inc.
10.00%, 11/15/18(b)	35,000	36,006
Cablevision Systems Corp.
7.75%, 4/15/18(a)	50,000	56,687
Carrizo Oil & Gas, Inc.
8.63%, 10/15/18	20,000	21,350
CIT Group, Inc.
5.00%, 5/15/17(a)	70,000	74,987
Clear Channel Communications, Inc.
6.88%, 6/15/18	20,000	19,400
CNH Industrial Capital LLC
6.25%, 11/1/16	40,000	43,900
Cogent Communications Holdings, Inc.
8.38%, 2/15/18(b)	30,000	32,325
Dell, Inc.
3.10%, 4/1/16	15,000	15,300
DISH DBS Corp.
4.25%, 4/1/18	60,000	62,850
DynCorp International, Inc.
10.38%, 7/1/17	50,000	52,562
E*TRADE Financial Corp.
6.75%, 6/1/16(a)	40,000	43,550
EV Energy Partners L.P.
8.00%, 4/15/19	10,000	10,500
General Motors Co.
3.50%, 10/2/18(b)	70,000	71,925
GenOn Energy, Inc.
7.88%, 6/15/17(a)	50,000	53,250
Genworth Holdings, Inc.
6.15%, 11/15/66(a)	25,000	23,656
HCA, Inc.
6.50%, 2/15/16	25,000	27,063
Hertz Corp. (The)
6.75%, 4/15/19(a)	20,000	21,475
Hexion U.S. Finance Corp.
8.88%, 2/1/18	50,000	52,250
International Lease Finance Corp.
8.75%, 3/15/17(a)	75,000	87,797
inVentiv Health, Inc.
11.00%, 8/15/18(a)(b)	50,000	47,500
Kinetic Concepts, Inc.
10.50%, 11/1/18	40,000	45,484
Lennar Corp.
4.75%, 12/15/17	50,000	52,875
Masco Corp.
6.13%, 10/3/16(a)	10,000	11,050
MGM Resorts International
7.63%, 1/15/17(a)	30,000	34,163
Peabody Energy Corp.
6.00%, 11/15/18(a)	15,000	15,713
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A	15,000	15,103
Safway Group Holding LLC
7.00%, 5/15/18(b)	35,000	37,275
Sears Holdings Corp.
6.63%, 10/15/18(a)	15,000	13,838
SLM Corp.
8.45%, 6/15/18, Series A	80,000	94,350
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(b)	20,000	20,325
Springleaf Finance Corp.
6.90%, 12/15/17, Series J	100,000	109,750
Sprint Communications, Inc.
9.00%, 11/15/18(b)	75,000	91,312
Standard Pacific Corp.
8.38%, 5/15/18	10,000	11,850
Stater Bros. Holdings, Inc.
7.38%, 11/15/18	20,000	21,133
Synovus Financial Corp.
5.13%, 6/15/17	27,000	28,418
Toys R Us, Inc.
10.38%, 8/15/17(a)	25,000	20,250
TransUnion Holding Co., Inc.
8.13%, 6/15/18, PIK	30,000	31,470
United Continental Holdings, Inc.
6.38%, 6/1/18	50,000	54,000
US Airways Group, Inc.
6.13%, 6/1/18(a)	50,000	52,625
USG Corp.
9.75%, 1/15/18(a)	20,000	24,075
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	80,000	86,600
Verso Paper Holdings LLC
11.75%, 1/15/19	30,000	26,775
VWR Funding, Inc.
7.25%, 9/15/17	50,000	53,312
Westmoreland Coal Co.
10.75%, 2/1/18	14,000	15,225

TOTAL CORPORATE BONDS (Cost: $2,065,344)		2,083,878

FOREIGN CORPORATE BONDS - 8.7%
Canada - 0.4%
Tervita Corp.
8.00%, 11/15/18(b)	10,000	10,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2014

Investments	Principal Amount	Value
Cyprus - 2.2%
Drill Rigs Holdings, Inc.
6.50%, 10/1/17(a)(b)	$50,000	$52,125

Luxembourg - 2.9%
ArcelorMittal
5.00%, 2/25/17(a)	65,000	68,981

Norway - 3.2%
Eksportfinans ASA
2.00%, 9/15/15	75,000	75,075

TOTAL FOREIGN CORPORATE BONDS (Cost: $206,949)		206,506

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.1%

United States - 25.1%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c) (Cost: $596,270)(d)	596,270	596,270

TOTAL INVESTMENTS IN SECURITIES - 121.5% (Cost: $2,868,563)(e)		2,886,654
Liabilities in Excess of Cash and Other Assets - (21.5)%		(511,597)

NET ASSETS - 100.0%		$2,375,057

(a)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $584,070 and the total market value of the collateral held by the Fund was $596,270.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

PIK	-	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2014

Investments	Principal Amount	Value
CORPORATE BONDS - 87.7%

United States - 87.7%
AES Corp.
8.00%, 10/15/17	$26,000	$30,550
Affinion Group, Inc.
7.88%, 12/15/18(a)	100,000	92,000
Alcoa, Inc.
6.75%, 7/15/18	40,000	45,859
Alere, Inc.
7.25%, 7/1/18	60,000	65,850
Ally Financial, Inc.
5.50%, 2/15/17	180,000	195,862
Associated Materials LLC
9.13%, 11/1/17(a)	100,000	104,500
Avaya, Inc.
7.00%, 4/1/19(b)	8,000	7,960
Best Buy Co., Inc.
5.00%, 8/1/18(a)	60,000	63,000
Beverages & More, Inc.
10.00%, 11/15/18(b)	70,000	72,012
Cablevision Systems Corp.
7.75%, 4/15/18(a)	100,000	113,375
Carrizo Oil & Gas, Inc.
8.63%, 10/15/18(a)	40,000	42,700
CIT Group, Inc.
5.00%, 5/15/17(a)	140,000	149,975
Clear Channel Communications, Inc.
6.88%, 6/15/18	40,000	38,800
CNH Industrial Capital LLC
6.25%, 11/1/16	80,000	87,800
Cogent Communications Holdings, Inc.
8.38%, 2/15/18(b)	60,000	64,650
Constellation Brands, Inc.
7.25%, 9/1/16(a)	20,000	22,450
D.R. Horton, Inc.
3.75%, 3/1/19	35,000	35,219
Dell, Inc.
3.10%, 4/1/16	31,000	31,620
DISH DBS Corp.
4.25%, 4/1/18(a)	120,000	125,700
DynCorp International, Inc.
10.38%, 7/1/17	100,000	105,125
E*TRADE Financial Corp.
6.75%, 6/1/16(a)	80,000	87,100
EV Energy Partners L.P.
8.00%, 4/15/19	20,000	21,000
General Motors Co.
3.50%, 10/2/18(b)	140,000	143,850
GenOn Energy, Inc.
7.88%, 6/15/17	100,000	106,500
Genworth Holdings, Inc.
6.15%, 11/15/66(a)	50,000	47,313
HCA, Inc.
6.50%, 2/15/16	45,000	48,713
Hertz Corp. (The)
6.75%, 4/15/19(a)	40,000	42,950
Hexion U.S. Finance Corp.
8.88%, 2/1/18(a)	100,000	104,500
International Lease Finance Corp.
8.75%, 3/15/17(a)	171,000	200,177
inVentiv Health, Inc.
11.00%, 8/15/18(a)(b)	100,000	95,000
Kinetic Concepts, Inc.
10.50%, 11/1/18	80,000	90,967
Lennar Corp.
4.75%, 12/15/17	100,000	105,750
Masco Corp.
6.13%, 10/3/16(a)	20,000	22,100
MGM Resorts International
7.63%, 1/15/17(a)	60,000	68,325
Michaels FinCo Holdings LLC
7.50%, 8/1/18, PIK(b)	40,000	41,200
Peabody Energy Corp.
6.00%, 11/15/18(a)	25,000	26,188
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A	30,000	30,207
PulteGroup, Inc.
7.63%, 10/15/17	20,000	23,225
Safway Group Holding LLC
7.00%, 5/15/18(b)	100,000	106,500
Sears Holdings Corp.
6.63%, 10/15/18(a)	8,000	7,380
SLM Corp.
8.45%, 6/15/18, Series A	160,000	188,700
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(b)	40,000	40,650
Springleaf Finance Corp.
6.90%, 12/15/17, Series J	100,000	109,750
Sprint Communications, Inc.
9.00%, 11/15/18(b)	151,000	183,842
Standard Pacific Corp.
8.38%, 5/15/18	20,000	23,700
Stater Bros. Holdings, Inc.
7.38%, 11/15/18	40,000	42,265
Synovus Financial Corp.
5.13%, 6/15/17	54,000	56,835
Toys R Us, Inc.
10.38%, 8/15/17(a)	51,000	41,310
TransUnion Holding Co., Inc.
8.13%, 6/15/18, PIK	100,000	104,900
United Continental Holdings, Inc.
6.38%, 6/1/18(a)	100,000	108,000
US Airways Group, Inc.
6.13%, 6/1/18(a)	100,000	105,250
USG Corp.
9.75%, 1/15/18(a)	80,000	96,300
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	131,000	141,807
Verso Paper Holdings LLC
11.75%, 1/15/19	60,000	53,550
VWR Funding, Inc.
7.25%, 9/15/17(a)	100,000	106,625
Westmoreland Coal Co.
10.75%, 2/1/18	50,000	54,375
Whiting Petroleum Corp.
5.00%, 3/15/19	25,000	26,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2014

Investments	Principal Amount	Value
Windstream Corp.
7.88%, 11/1/17(a)	$10,000	$11,575

TOTAL CORPORATE BONDS (Cost: $4,389,126)		4,409,855

FOREIGN CORPORATE BONDS - 8.3%

Australia - 0.4%
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17(a)(b)	20,000	20,762

Canada - 1.2%
Telesat Canada
6.00%, 5/15/17(b)	51,000	52,785
Tervita Corp.
8.00%, 11/15/18(b)	8,000	8,260

Total Canada		61,045

Italy - 0.9%
Telecom Italia Capital S.A.
5.25%, 10/1/15	40,000	42,050

Luxembourg - 2.8%
ArcelorMittal
5.00%, 2/25/17(a)	131,000	139,024

Norway - 3.0%
Eksportfinans ASA
2.00%, 9/15/15	151,000	151,151

TOTAL FOREIGN CORPORATE BONDS (Cost: $412,519)		414,032

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%

United States - 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c) (Cost: $1,537,893)(d)	1,537,893	1,537,893

TOTAL INVESTMENTS IN SECURITIES - 126.6% (Cost: $6,339,538)(e)		6,361,780
Liabilities in Excess of Cash and Other Assets - (26.6)%		(1,334,980)

NET ASSETS - 100.0%		$5,026,800

(a)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $1,506,433 and the total market value of the collateral held by the Fund was $1,537,893.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

PIK	- Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2014

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 95.1%

Brazil - 16.4%
Braskem Finance Ltd.
5.75%, 4/15/21, Reg S	$3,268,000	$3,423,230
Centrais Eletricas Brasileiras S.A.
5.75%, 10/27/21, Reg S(a)	1,854,000	1,877,731
CSN Resources S.A.
6.50%, 7/21/20, Reg S(a)	1,734,000	1,787,754
Odebrecht Finance Ltd.
4.38%, 4/25/25(a)(b)	2,120,000	2,064,350
Oi S.A.
5.75%, 2/10/22, Reg S	951,000	941,966
Petrobras International Finance Co.
5.38%, 1/27/21(a)	3,257,000	3,381,613
Vale Overseas Ltd.
4.38%, 1/11/22(a)	2,979,000	3,059,135

Total Brazil		16,535,779

Chile - 1.9%
Cencosud S.A.
4.88%, 1/20/23, Reg S(a)	1,940,000	1,915,750

China - 1.9%
Country Garden Holdings Co. Ltd.
7.25%, 4/4/21, Reg S	2,050,000	1,950,063

Colombia - 5.7%
Ecopetrol S.A.
7.63%, 7/23/19	2,300,000	2,808,875
Pacific Rubiales Energy Corp.
5.38%, 1/26/19(b)	1,920,000	1,999,200
5.13%, 3/28/23, Reg S(a)	990,000	978,862

Total Colombia		5,786,937

Hong Kong - 6.0%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	1,565,000	1,698,860
MIE Holdings Corp.
7.50%, 4/25/19(a)(b)	2,000,000	2,100,000
Noble Group Ltd.
6.75%, 1/29/20, Reg S	1,953,000	2,216,655

Total Hong Kong		6,015,515

India - 6.0%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)(b)	2,500,000	2,632,370
Vedanta Resources PLC
8.25%, 6/7/21, Reg S	3,028,000	3,409,528

Total India		6,041,898

Indonesia - 4.4%
Pertamina Persero PT
5.63%, 5/20/43, Reg S	4,700,000	4,394,500

Jamaica - 4.3%
Digicel Group Ltd.
8.25%, 9/30/20, Reg S(a)	3,960,000	4,306,104

Kazakhstan - 2.9%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	2,567,000	2,894,292

Macau - 0.7%
MCE Finance Ltd.
5.00%, 2/15/21(a)(b)	700,000	701,750

Mexico - 13.4%
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)(b)	200,000	215,040
7.25%, 1/15/21(a)(b)	1,610,000	1,748,862
Empresas ICA S.A.B. de C.V.
8.90%, 2/4/21, Reg S(a)	2,000,000	2,087,000
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	2,308,000	2,452,512
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S(a)	3,450,000	3,588,000
Southern Copper Corp.
5.25%, 11/8/42(a)	3,680,000	3,429,760

Total Mexico		13,521,174

Morocco - 2.6%
OCP S.A.
5.63%, 4/25/24(a)(b)	2,500,000	2,612,500

Peru - 1.8%
Volcan Cia Minera S.A.A.
5.38%, 2/2/22, Reg S(a)	1,826,000	1,798,610

Qatar - 2.8%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	2,556,000	2,805,210

Russia - 18.6%
EDC Finance Ltd.
4.88%, 4/17/20(b)	600,000	573,000
4.88%, 4/17/20, Reg S	1,010,000	964,550
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.13%, 12/12/17, Reg S	1,350,000	1,360,125
Evraz Group S.A.
6.75%, 4/27/18, Reg S	2,901,000	2,846,606
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S	1,173,000	1,259,509
Novatek OAO via Novatek Finance Ltd.
4.42%, 12/13/22, Reg S(a)	2,010,000	1,864,275
Rosneft Finance S.A.
7.25%, 2/2/20, Reg S	2,518,000	2,835,897
Severstal OAO via Steel Capital S.A.
5.90%, 10/17/22, Reg S	677,000	665,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2014

Investments	Principal Amount	Value
Sibur Securities Ltd.
3.91%, 1/31/18, Reg S	$2,600,000	$2,485,730
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	3,772,000	3,937,025

Total Russia		18,791,870

South Africa - 2.5%
AngloGold Ashanti Holdings PLC
8.50%, 7/30/20(a)	2,300,000	2,573,700

Turkey - 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
3.38%, 11/1/22, Reg S(a)	2,330,000	2,088,263

Venezuela - 1.1%
Petroleos de Venezuela S.A.
8.50%, 11/2/17, Reg S(a)	1,268,200	1,166,744

TOTAL FOREIGN CORPORATE BONDS (Cost: $95,009,016)		95,900,659

FOREIGN GOVERNMENT AGENCIES - 3.3%

United Arab Emirates - 3.3%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S(a) (Cost: $3,179,073)	2,856,000	3,320,100

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%

United States - 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(c) (Cost: $30,837,738)(d)	30,837,738	30,837,738

TOTAL INVESTMENTS IN SECURITIES - 129.0% (Cost: $129,025,827)(e)		130,058,497
Liabilities in Excess of Cash and Other Assets - (29.0)%		(29,237,421)

NET ASSETS - 100.0%		$100,821,076

(a)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $30,206,233 and the total market value of the collateral held by the Fund was $30,837,738.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 1.9%

Russia - 1.6%
Russian Agricultural Bank OJSC via RSHB Capital S.A.
8.70%, 3/17/16, Reg S	62,800,000	RUB	$1,726,904
Russian Railways via RZD Capital PLC
8.30%, 4/2/19, Reg S	430,000,000	RUB	11,472,999

Total Russia			13,199,903

South Africa - 0.3%
KFW 7.00%, 4/9/18	30,000,000	ZAR	2,809,307

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $15,886,857)			16,009,210

FOREIGN GOVERNMENT OBLIGATIONS - 92.0%

Brazil - 10.7%
Brazil Letras do Tesouro Nacional
10.24%, 1/1/15(a)	11,130,000	BRL	4,660,920
10.81%, 1/1/16(a)	46,066,000	BRL	17,253,992
8.85%, 7/1/16(a)	41,391,000	BRL	14,645,832
10.96%, 1/1/17(a)	31,001,000	BRL	10,361,940
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	25,422,000	BRL	10,934,300
10.00%, 1/1/21, Series F	37,733,000	BRL	15,443,086
10.00%, 1/1/23, Series F	40,296,000	BRL	16,175,638
Brazilian Government International Bond
12.50%, 1/5/16	2,049,000	BRL	963,730
12.50%, 1/5/22	929,000	BRL	489,754

Total Brazil			90,929,192

Chile - 3.7%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	4,355,000,000	CLP	8,288,001
6.00%, 3/1/23	1,525,000,000	CLP	2,983,463
Chile Government International Bond
6.00%, 3/1/18, Reg S	745,000,000	CLP	1,435,260
5.50%, 8/5/20	8,678,000,000	CLP	16,359,260
6.00%, 1/1/22, Reg S	1,000,000,000	CLP	1,941,446

Total Chile			31,007,430

China - 3.6%
China Government Bond
1.40%, 8/18/16, Reg S	19,000,000	CNY	2,981,631
2.56%, 6/29/17	43,000,000	CNY	6,883,077
3.09%, 6/29/20	7,500,000	CNY	1,170,837
2.48%, 12/1/20	32,000,000	CNY	4,772,795
2.36%, 8/18/21, Reg S	43,000,000	CNY	6,310,314
3.10%, 6/29/22	36,500,000	CNY	5,536,983
3.16%, 6/27/23	20,000,000	CNY	3,028,579

Total China			30,684,216

Colombia - 3.9%
Colombia Government International Bond
12.00%, 10/22/15	24,958,000,000	COP	14,444,189
7.75%, 4/14/21	22,632,000,000	COP	13,542,435
9.85%, 6/28/27	6,805,000,000	COP	4,766,702

Total Colombia			32,753,326

Indonesia - 6.7%
Indonesia Treasury Bond
9.50%, 6/15/15, Series FR27	26,773,000,000	IDR	2,363,493
10.75%, 5/15/16, Series FR30	49,065,000,000	IDR	4,463,692
7.38%, 9/15/16, Series FR55	57,097,000,000	IDR	4,895,426
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	4,594,689
11.00%, 11/15/20, Series FR31	99,804,000,000	IDR	9,916,286
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	8,992,224
8.38%, 9/15/26, Series FR56	143,231,000,000	IDR	12,226,971
8.25%, 6/15/32, Series FR58	67,457,000,000	IDR	5,611,538
6.63%, 5/15/33, Series FR65	55,000,000,000	IDR	3,846,354

Total Indonesia			56,910,673

Malaysia - 10.5%
Malaysia Government Bond
3.84%, 8/12/15, Series 0110	48,954,000	MYR	15,355,649
3.81%, 2/15/17, Series 0207	7,349,000	MYR	2,303,032
4.01%, 9/15/17, Series 0210	18,308,000	MYR	5,774,593
3.31%, 10/31/17, Series 0512	16,241,000	MYR	5,007,601
4.38%, 11/29/19, Series 0902	69,337,000	MYR	22,150,679
3.42%, 8/15/22, Series 0112	80,551,000	MYR	24,073,668
4.39%, 4/15/26, Series 0311	46,823,000	MYR	14,758,426

Total Malaysia			89,423,648

Mexico - 10.3%
Mexican Bonos
8.00%, 12/17/15, Series M 10	93,153,000	MXN	7,691,107
7.75%, 12/14/17, Series M 10	118,232,000	MXN	10,177,691
8.50%, 12/13/18, Series M 10	50,722,000	MXN	4,525,773
6.50%, 6/10/21, Series M	187,527,000	MXN	15,536,303
6.50%, 6/9/22, Series M	20,000,000	MXN	1,644,304
10.00%, 12/5/24, Series M 20	82,682,000	MXN	8,517,663
7.50%, 6/3/27, Series M 20	60,000,000	MXN	5,249,782
7.75%, 5/29/31, Series M	99,186,000	MXN	8,681,266
10.00%, 11/20/36, Series M 30	62,188,000	MXN	6,642,472
8.50%, 11/18/38, Series M 30	125,000,000	MXN	11,703,666
7.75%, 11/13/42, Series M	85,000,000	MXN	7,371,865

Total Mexico			87,741,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2014

Investments	Principal Amount		Value
Peru - 3.7%
Peruvian Government International Bond
8.60%, 8/12/17, Reg S	11,189,000	PEN	$4,590,502
7.84%, 8/12/20, Reg S	33,724,000	PEN	13,949,611
8.20%, 8/12/26, Reg S	4,330,000	PEN	1,906,123
6.95%, 8/12/31, Reg S	18,631,000	PEN	7,116,335
6.90%, 8/12/37, Reg S	9,258,000	PEN	3,435,346

Total Peru			30,997,917

Philippines - 3.8%
Philippine Government Bond
7.88%, 2/19/19, Series 1048	37,100,000	PHP	1,017,298
7.63%, 9/29/36, Series 25-9	322,950,000	PHP	9,919,300
Philippine Government International Bond
4.95%, 1/15/21	680,000,000	PHP	16,555,991
3.90%, 11/26/22	167,000,000	PHP	3,812,165
6.25%, 1/14/36	24,000,000	PHP	586,578

Total Philippines			31,891,332

Poland - 10.9%
Poland Government Bond
5.50%, 4/25/15, Series 0415	22,044,000	PLN	7,462,392
4.75%, 4/25/17, Series 0417	23,394,000	PLN	8,115,787
3.75%, 4/25/18, Series 0418	40,000,000	PLN	13,530,700
5.50%, 10/25/19, Series 1019	43,542,000	PLN	15,931,935
5.25%, 10/25/20, Series 1020	14,222,000	PLN	5,190,793
5.75%, 10/25/21, Series 1021	21,000,000	PLN	7,924,789
5.75%, 9/23/22, Series 0922	36,059,000	PLN	13,704,145
4.00%, 10/25/23, Series 1023	42,000,000	PLN	14,224,463
5.75%, 4/25/29, Series 0429	15,000,000	PLN	5,900,406

Total Poland			91,985,410

Romania - 3.5%
Romania Government Bond
5.80%, 10/26/15, Series 3YR	4,310,000	RON	1,392,269
5.75%, 1/27/16, Series 4YR	26,590,000	RON	8,629,167
5.90%, 7/26/17, Series 5Y	33,800,000	RON	11,216,434
5.85%, 4/26/23, Series 10Y	26,360,000	RON	8,847,120

Total Romania			30,084,990

Russia - 4.2%
Russian Federal Bond - OFZ
7.35%, 1/20/16, Series 5077	460,650,000	RUB	13,095,368
6.80%, 12/11/19, Series 6210	357,209,000	RUB	9,650,738
7.60%, 7/20/22, Series 6209	346,490,000	RUB	9,543,057
8.15%, 2/3/27, Series 6207	130,000,000	RUB	3,627,091

Total Russia			35,916,254

South Africa - 4.5%
South Africa Government Bond
8.25%, 9/15/17, Series R203	18,531,000	ZAR	1,797,805
8.00%, 12/21/18, Series R204	60,000,000	ZAR	5,770,295
7.25%, 1/15/20, Series R207	38,852,000	ZAR	3,584,031
6.75%, 3/31/21, Series R208	21,413,000	ZAR	1,897,855
10.50%, 12/21/26, Series R186	12,929,000	ZAR	1,425,836
8.00%, 1/31/30, Series 2030	42,644,000	ZAR	3,775,155
7.00%, 2/28/31, Series R213	65,000,000	ZAR	5,147,490
6.25%, 3/31/36, Series R209	69,490,600	ZAR	4,827,623
6.50%, 2/28/41, Series R214	80,000,000	ZAR	5,540,872
8.75%, 2/28/48, Series 2048	50,000,000	ZAR	4,477,524

Total South Africa			38,244,486

South Korea - 4.7%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	6,788,410,000	KRW	6,746,809
2.75%, 9/10/17, Series 1709	13,130,690,000	KRW	12,827,714
5.00%, 6/10/20, Series 2006	2,812,280,000	KRW	3,040,804
3.75%, 6/10/22, Series 2206	16,634,580,000	KRW	16,912,845

Total South Korea			39,528,172

Thailand - 3.7%
Thailand Government Bond
3.13%, 12/11/15	320,302,000	THB	9,908,074
4.13%, 11/18/16	331,920,000	THB	10,546,654
3.88%, 6/13/19	71,378,000	THB	2,251,803
3.65%, 12/17/21	99,298,000	THB	3,045,509
3.63%, 6/16/23	173,710,000	THB	5,265,254
3.58%, 12/17/27	9,446,000	THB	280,892

Total Thailand			31,298,186

Turkey - 3.6%
Turkey Government Bond
5.00%, 5/13/15, Series 2Y	2,052,000	TRY	950,464
10.00%, 6/17/15	18,906,000	TRY	9,185,777
9.00%, 1/27/16	10,788,000	TRY	5,213,187
10.50%, 1/15/20	7,504,000	TRY	3,887,804
9.50%, 1/12/22	5,108,000	TRY	2,524,487
7.10%, 3/8/23	20,000,000	TRY	8,533,091

Total Turkey			30,294,810

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $850,915,928)			779,691,934

SUPRANATIONAL BONDS - 1.9%
European Investment Bank
6.75%, 9/15/17, Reg S	80,725,000	ZAR	7,486,810
9.00%, 12/21/18, Reg S	13,485,000	ZAR	1,337,239
7.50%, 1/30/19	80,000,000	ZAR	7,495,340

TOTAL SUPRANATIONAL BONDS (Cost: $16,686,432)			16,319,389

REPURCHASE AGREEMENT - 0.6%

United States - 0.6%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/14, 0.07% due 6/2/14; Proceeds at maturity - $5,000,442 (fully collateralized by U.S. Treasury Note, 3.63% due 2/15/21; Market value - $5,100,514) (Cost: $5,000,413)	5,000,413		5,000,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2014

TOTAL INVESTMENTS IN SECURITIES - 96.4% (Cost: $888,489,630)(b)	817,020,946
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 3.6%	30,731,427

NET ASSETS - 100.0%	$847,752,373

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2014.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

May 31, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 6.8%

Germany - 6.8%
KFW
4.13%, 7/4/17	60,000	EUR	$91,547
5.50%, 1/22/18, Series 213	45,000	EUR	72,705
Landwirtschaftliche Rentenbank
2.88%, 8/30/21, Reg S	100,000	EUR	153,700

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $312,033)			317,952

FOREIGN GOVERNMENT OBLIGATIONS - 63.3%

Austria - 4.9%
Austria Government Bond
4.65%, 1/15/18, Reg S(a)	45,000	EUR	70,978
3.90%, 7/15/20, Reg S(a)	65,000	EUR	104,648
4.15%, 3/15/37, Reg S(a)	30,000	EUR	53,667

Total Austria			229,293

Belgium - 9.4%
Belgium Government Bond
3.50%, 6/28/17, Series 63, Reg S(a)	50,000	EUR	74,855
3.75%, 9/28/20, Series 58, Reg S(a)	65,000	EUR	103,437
2.25%, 6/22/23, Series 68, Reg S	125,000	EUR	178,710
5.00%, 3/28/35, Series 44, Reg S(a)	45,000	EUR	83,954

Total Belgium			440,956

Finland - 4.0%
Finland Government Bond
3.50%, 4/15/21, Reg S(a)	70,000	EUR	110,978
4.00%, 7/4/25, Reg S(a)	45,000	EUR	75,296

Total Finland			186,274

France - 16.0%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	101,036
4.25%, 4/25/19	100,000	EUR	160,353
3.50%, 4/25/20	100,000	EUR	157,153
3.50%, 4/25/26	105,000	EUR	165,087
4.75%, 4/25/35	90,000	EUR	165,504

Total France			749,133

Germany - 13.1%
Bundesrepublik Deutschland
3.25%, 7/4/21	80,000	EUR	127,577
4.75%, 7/4/28, Series 98	176,000	EUR	328,012
4.75%, 7/4/34, Series 03	50,000	EUR	97,244
2.50%, 7/4/44	40,000	EUR	57,651

Total Germany			610,484

Luxembourg - 3.3%
Luxembourg Government Bond
3.38%, 5/18/20, Reg S	100,000	EUR	156,173

Netherlands - 9.7%
Netherlands Government Bond
4.50%, 7/15/17, Reg S(a)	70,000	EUR	108,085
4.00%, 7/15/18, Reg S(a)	60,000	EUR	93,859
3.50%, 7/15/20, Reg S(a)	55,000	EUR	86,858
5.50%, 1/15/28(a)	85,000	EUR	165,281

Total Netherlands			454,083

Sweden - 2.9%
Sweden Government International Bond
0.75%, 5/2/19, Reg S	100,000	EUR	137,602

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,816,611)			2,963,998

SUPRANATIONAL BONDS - 28.2%
Council of Europe Development Bank
3.00%, 7/13/20	145,000	EUR	221,610
European Financial Stability Facility
2.75%, 7/18/16, Reg S	105,000	EUR	151,070
3.38%, 7/5/21, Reg S	45,000	EUR	70,726
European Investment Bank
2.88%, 7/15/16	105,000	EUR	151,433
3.00%, 10/14/33	50,000	EUR	74,775
European Stability Mechanism
2.13%, 11/20/23, Reg S	150,000	EUR	215,287
European Union
3.38%, 5/10/19	140,000	EUR	217,101
International Bank for Reconstruction & Development
3.88%, 5/20/19	137,000	EUR	216,674

TOTAL SUPRANATIONAL BONDS (Cost: $1,245,377)			1,318,676

TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $4,374,021)(b)			4,600,626
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.7%			78,003

NET ASSETS - 100.0%			$4,678,629

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	-	Euro

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

May 31, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 0.1%

U.S. Treasury Note - 0.1%
U.S. Treasury Note 0.88%, 4/15/17 (Cost: $10,005)	$10,000		$10,040

CORPORATE BONDS - 53.5%

United States - 53.5%
AbbVie, Inc.
1.75%, 11/6/17	60,000		60,573
American International Group, Inc.
5.85%, 1/16/18	110,000		125,977
Amgen, Inc.
3.63%, 5/22/24	150,000		151,756
Anadarko Petroleum Corp.
6.38%, 9/15/17	60,000		69,343
AT&T, Inc.
5.50%, 2/1/18	90,000		102,276
Bank of America Corp.
3.30%, 1/11/23	250,000		246,633
Calpine Corp.
7.88%, 1/15/23(a)(b)	50,000		56,375
Caterpillar, Inc.
3.90%, 5/27/21	180,000		195,595
CCO Holdings LLC
6.63%, 1/31/22(b)	30,000		32,550
Chrysler Group LLC
8.25%, 6/15/21(b)	200,000		229,000
Citigroup, Inc.
4.50%, 1/14/22(b)	210,000		228,126
Comcast Corp.
3.13%, 7/15/22(b)	110,000		112,158
Florida East Coast Holdings Corp.
6.75%, 5/1/19(a)(b)	110,000		114,812
Foresight Energy LLC
7.88%, 8/15/21(a)	40,000		42,700
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 3/1/17	110,000		112,531
General Electric Capital Corp.
6.88%, 1/10/39	140,000		188,440
General Motors Co.
6.25%, 10/2/43(a)	50,000		57,062
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000		220,193
Kraft Foods Group, Inc.
5.00%, 6/4/42	50,000		53,476
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17(b)	80,000		84,304
Lorillard Tobacco Co.
6.88%, 5/1/20(b)	100,000		120,640
Mondelez International, Inc.
4.00%, 2/1/24(b)	40,000		41,486
Pacific Gas & Electric Co.
6.05%, 3/1/34(b)	120,000		148,328
Packaging Corp. of America
4.50%, 11/1/23	40,000		42,781
PepsiCo, Inc.
5.00%, 6/1/18	60,000		67,952
Reynolds Group Issuer, Inc.
9.00%, 4/15/19	100,000		106,500
Ryerson, Inc.
9.00%, 10/15/17(b)	100,000		107,625
Samson Investment Co.
10.75%, 2/15/20(a)(b)	50,000		52,500
Sprint Communications, Inc.
7.00%, 8/15/20(b)	30,000		33,225
Taylor Morrison Communities, Inc.
7.75%, 4/15/20(a)	70,000		77,175
5.25%, 4/15/21(a)	30,000		30,450
Tenet Healthcare Corp.
8.00%, 8/1/20	50,000		54,625
Time Warner Cable, Inc.
5.00%, 2/1/20	100,000		113,098
United Technologies Corp.
3.10%, 6/1/22	180,000		184,073
Verizon Communications, Inc.
1.10%, 11/1/17	80,000		79,382
4.15%, 3/15/24(b)	100,000		104,983
6.55%, 9/15/43	40,000		50,959
Wells Fargo & Co.
2.10%, 5/8/17(b)	130,000		133,801
Zayo Group LLC
8.13%, 1/1/20(b)	30,000		32,887

TOTAL CORPORATE BONDS (Cost: $3,968,440)			4,066,350

FOREIGN CORPORATE BONDS - 42.0%

Australia - 1.6%
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17(a)(b)	120,000		124,575

Belgium - 2.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000		162,930

Brazil - 2.9%
Petrobras International Finance Co.
5.38%, 1/27/21	100,000		104,325
Vale Overseas Ltd.
4.38%, 1/11/22(b)	110,000		113,538

Total Brazil			217,863

Canada - 0.8%
Xstrata Finance Canada Ltd.
3.60%, 1/15/17(a)(b)	60,000		62,945

Colombia - 1.0%
Ecopetrol S.A.
7.63%, 7/23/19	60,000		73,370

France - 3.8%
Electricite de France
4.63%, 9/11/24	50,000	EUR	83,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Corporate Bond Fund (GLCB)

May 31, 2014

Investments	Principal Amount		Value
Numericable Group S.A.
6.00%, 5/15/22(a)(b)	$200,000		$207,750

Total France			291,321

Germany - 3.0%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	78,676
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	149,023

Total Germany			227,699

Hong Kong - 2.9%
Hutchison Whampoa International 09 Ltd.
7.63%, 4/9/19(a)(b)	180,000		222,044

Italy - 3.6%
Intesa Sanpaolo SpA
3.88%, 1/16/18	260,000		274,292

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20(b)	30,000		32,475

Mexico - 1.5%
Petroleos Mexicanos
5.50%, 1/21/21(b)	100,000		112,250

Netherlands - 3.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/1/43(b)	250,000		285,621

Russia - 4.2%
Gazprom OAO via Gaz Capital S.A.
4.95%, 5/23/16, Reg S	200,000		209,060
Rosneft Finance S.A.
7.25%, 2/2/20, Reg S	100,000		112,625

Total Russia			321,685

United Kingdom - 10.3%
BP Capital Markets PLC
2.24%, 5/10/19	150,000		151,857
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	245,925
Rio Tinto Finance USA PLC
4.13%, 8/21/42(b)	40,000		37,749
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		229,482
Tesco PLC
6.13%, 2/24/22	60,000	GBP	116,807

Total United Kingdom			781,820

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,074,351)			3,190,890

PREFERRED STOCK - 2.5%

United States - 2.5%
GMAC Capital Trust I 8.13%, 2/15/40, Series 2(c) (Cost: $180,839)	6,934		188,050

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%

United States - 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d) (Cost: $2,325,925)(e)	2,325,925		2,325,925

TOTAL INVESTMENTS IN SECURITIES - 128.7% (Cost: $9,559,560)(f)			9,781,255
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (28.7)%			(2,183,862)

NET ASSETS - 100.0%			$7,597,393

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	- Euro
GBP	- British pound

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(e)	At May 31, 2014, the total market value of the Fund’s securities on loan was $2,278,895 and the total market value of the collateral held by the Fund was $2,325,925.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.9%

U.S. Treasury Bills - 97.9%
U.S. Treasury Bills
0.05%, 6/5/14*(a)	$900,000	$899,996
0.02%, 6/19/14*	1,000,000	999,992
0.02%, 7/17/14*	1,000,000	999,969
0.02%, 7/31/14*	900,000	899,961
0.02%, 8/14/14*	1,000,000	999,942

TOTAL INVESTMENTS IN SECURITIES - 97.9% (Cost: $4,799,897)(b)		4,799,860
Cash and Other Assets in Excess of Liabilities - 2.1%		101,528

NET ASSETS - 100.0%		$4,901,388

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 27.3%

U.S. Treasury Bonds - 7.8%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$225,596		$274,927
0.63%, 2/15/43	102,755		92,873

Total U.S. Treasury Bonds			367,800

U.S. Treasury Notes - 19.5%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	132,042		148,991
1.38%, 1/15/20	251,270		275,749
1.13%, 1/15/21	259,190		281,019
0.38%, 7/15/23	203,030		207,638

Total U.S. Treasury Notes			913,397

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,219,455)			1,281,197

CORPORATE BONDS - 4.7%

United States - 4.7%
Samson Investment Co.
10.75%, 2/15/20(a)(b)	100,000		105,000
Sprint Corp.
7.88%, 9/15/23(a)(b)	100,000		113,250

TOTAL CORPORATE BONDS (Cost: $209,697)			218,250

FOREIGN CORPORATE BONDS - 9.2%

Australia - 2.2%
FMG Resources August 2006 Pty Ltd.
6.88%, 4/1/22(a)(b)	100,000		105,875

Brazil - 2.2%
Vale Overseas Ltd.
4.38%, 1/11/22(b)	100,000		103,217

Colombia - 2.4%
Ecopetrol S.A.
5.88%, 9/18/23(b)	100,000		111,875

Mexico - 2.4%
America Movil S.A.B. de C.V.
5.00%, 3/30/20(b)	100,000		112,999

TOTAL FOREIGN CORPORATE BONDS (Cost: $409,677)			433,966

FOREIGN GOVERNMENT OBLIGATIONS - 35.0%

Australia - 3.8%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI	102,000	AUD	179,438

Canada - 4.0%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	78,141	CAD	106,474
3.00%, 12/1/36	60,577	CAD	82,722

Total Canada			189,196

France - 4.6%
France Government Inflation Linked Bond
1.60%, 7/25/15, Series OATe	65,825	EUR	92,277
2.10%, 7/25/23, Series OATi	77,072	EUR	124,108

Total France			216,385

Mexico - 5.0%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,334,829	MXN	116,601
4.50%, 12/4/25, Series S	1,283,489	MXN	121,040

Total Mexico			237,641

South Africa - 4.1%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	922,898	ZAR	91,203
5.50%, 12/7/23, Series R197	793,877	ZAR	100,551

Total South Africa			191,754

Sweden - 4.3%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	840,000	SEK	201,169

Turkey - 4.0%
Turkey Government Inflation Linked Bond
4.50%, 2/11/15	145,991	TRY	71,455
4.00%, 4/1/20	216,572	TRY	115,825

Total Turkey			187,280

United Kingdom - 5.2%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	65,643	GBP	132,710
1.25%, 11/22/32, Reg S	52,803	GBP	111,912

Total United Kingdom			244,622

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,724,008)			1,647,485

	Shares
EXCHANGE-TRADED FUNDS - 9.8%

United States - 9.8%
WisdomTree Emerging Markets Equity Income Fund(b)(c)	1,000		50,540
WisdomTree Equity Income Fund(c)	4,200		244,944
WisdomTree Global Natural Resources Fund(c)	7,500		166,043

TOTAL EXCHANGE-TRADED FUNDS (Cost: $436,224)			461,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.9%

United States - 12.9%
State Street Navigator Securities Lending Prime Portfolio, 0.15%(d) (Cost: $608,452)(e)	608,452	$608,452

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $4,607,513)(f)		4,650,877
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.1%		52,469

NET ASSETS - 100.0%		$4,703,346

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2014 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of May 31, 2014.
(e)	At May 31, 2014, the total market value of the Fund’s securities on loan was $596,042 and the total market value of the collateral held by the Fund was $608,452.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 87.9%

U.S. Treasury Bills - 87.9%
U.S. Treasury Bills
0.07%, 6/26/14*(a)	$2,250,000	$2,249,886
0.01%, 7/17/14*	109,100,000	109,097,617
0.02%, 7/24/14*	25,720,000	25,719,173
0.02%, 9/11/14*(a)	25,000	24,998

TOTAL INVESTMENTS IN SECURITIES - 87.9% (Cost: $137,091,675)(b)		137,091,674
Cash and Other Assets in Excess of Liabilities - 12.1%		18,919,966

NET ASSETS - 100.0%		$156,011,640

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”) (formerly, WisdomTree Brazilian Real Fund)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”) (formerly, WisdomTree Chinese Yuan Fund)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”) (formerly, WisdomTree Commodity Currency Fund)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”) (formerly, WisdomTree Emerging Currency Fund)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”) (formerly, WisdomTree Indian Rupee Fund)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Corporate Bond Fund (“Global Corporate Bond Fund”)	January 31, 2013
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, each include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. New York time to value forward foreign currency contracts in Europe and the Americas. Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time are used for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$46,899,341	$—

Total	$—	$46,899,341	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	327,411	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(229,053)	—

Total - Net	$—	$46,997,699	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$18,399,904	$—
Repurchase Agreement	—	9,794,770	—

Total	$—	$28,194,674	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	668,598	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(108,867)	—

Total - Net	$—	$28,754,405	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$113,857,192	$—
Time Deposits	—	32,268,886	—
Repurchase Agreement	—	13,007,490	—

Total	$—	$159,133,568	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	431,573	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,523,950)	—

Total - Net	$—	$157,041,191	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$8,449,911	$—
Repurchase Agreement	—	3,337,585	—

Total	$—	$11,787,496	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	397,290	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(65,475)	—

Total - Net	$—	$12,119,311	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$95,285,536	$—
Repurchase Agreement	—	14,000,000	—

Total	$—	$109,285,536	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,904,102	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(250,002)	—

Total - Net	$—	$110,939,636	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$21,222,844	$—
Repurchase Agreement	—	4,115,532	—

Total	$—	$25,338,376	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,032,074	—

Total - Net	$—	$26,370,450	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$5,931,297	$—
Foreign Government Agencies	—	31,267,025	—
Foreign Government Obligations	—	214,127,046	—
Supranational Bonds	—	47,327,837	—
Repurchase Agreement	—	24,001,027	—

Total	$—	$322,654,232	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	615,821	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(109,374)	—

Total - Net	$—	$323,160,679	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$15,625,769	$—
Foreign Government Obligations	—	11,001,701	—
Supranational Bonds	—	5,747,813	—

Total	$—	$32,375,283	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	11,162	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,229)	—

Total - Net	$—	$32,383,216	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,843,066	$—
U.S. Government Obligations	—	1,134,966	—
Corporate Bonds	—	1,141,648	—
Foreign Corporate Bonds	—	196,781	—
Foreign Government Agencies	—	29,678	—
Foreign Government Obligations	—	91,721	—
Supranational Bonds	—	63,187	—
Commercial Mortgage-Backed Securities	—	104,566	—
Municipal Bonds	—	47,757	—
Investment of Cash Collateral for Securities Loaned	—	375,808	—

Total	$—	$5,029,178	$—

Unrealized Depreciation on Futures Contracts	(4,618)	—	—

Total - Net	$(4,618)	$5,029,178	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,853,771	$—
U.S. Government Obligations	—	1,406,672	—
Corporate Bonds	—	1,140,994	—
Foreign Corporate Bonds	—	195,407	—
Foreign Government Agencies	—	29,679	—
Foreign Government Obligations	—	91,721	—
Supranational Bonds	—	63,187	—
Commercial Mortgage-Backed Securities	—	104,566	—
Municipal Bonds	—	47,757	—
Investment of Cash Collateral for Securities Loaned	—	364,120	—

Total	$—	$5,297,874	$—

Unrealized Depreciation on Futures Contracts	(2,237)	—	—

Total - Net	$(2,237)	$5,297,874	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,497,655	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$2,083,878	$—
Foreign Corporate Bonds	—	206,506	—
Investment of Cash Collateral for Securities Loaned	—	596,270	—

Total	$—	$2,886,654	$—

Unrealized Depreciation on Futures Contracts	(2,435)	—	—

Total - Net	$(2,435)	$2,886,654	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,409,855	$—
Foreign Corporate Bonds	—	414,032	—
Investment of Cash Collateral for Securities Loaned	—	1,537,893	—

Total	$—	$6,361,780	$—

Unrealized Depreciation on Futures Contracts	(809)	—	—

Total - Net	$(809)	$6,361,780	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$95,900,659	$—
Foreign Government Agencies	—	3,320,100	—
Investment of Cash Collateral for Securities Loaned	—	30,837,738	—

Total	$—	$130,058,497	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$16,009,210	$—
Foreign Government Obligations	—	779,691,934	—
Supranational Bonds	—	16,319,389	—
Repurchase Agreement	—	5,000,413	—

Total	$—	$817,020,946	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,424,890	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,684,814)	—

Total - Net	$—	$818,761,022	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$317,952	$—
Foreign Government Obligations	—	2,963,998	—
Supranational Bonds	—	1,318,676	—

Total	$—	$4,600,626	$—

Global Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$10,040	$—
Corporate Bonds	—	4,066,350	—
Foreign Corporate Bonds	—	3,190,890	—
Preferred Stock	188,050	—	—
Investment of Cash Collateral for Securities Loaned	—	2,325,925	—

Total	$188,050	$9,593,205	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	13,026	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(147)	—

Total - Net	$188,050	$9,606,084	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,799,860	$—

Total	$—	$4,799,860	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	193	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,842)	—
Unrealized Depreciation on Futures Contracts	(20,296)	—	—

Total - Net	$(20,296)	$4,794,211	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,281,197	$—
Corporate Bonds	—	218,250	—
Foreign Corporate Bonds	—	433,966	—
Foreign Government Obligations	—	1,647,485	—
Exchange-Traded Funds	461,527	—	—
Investment of Cash Collateral for Securities Loaned	—	608,452	—

Total	$461,527	$4,189,350	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,074	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,260)	—
Unrealized Appreciation on Futures Contracts	2,695	—	—
Unrealized Depreciation on Futures Contracts	(1,487)	—	—

Total - Net	$462,735	$4,182,164	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$137,091,674	$—

Total	$—	$137,091,674	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	140,045	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(527,132)	—
Unrealized Appreciation on Swap Contracts	—	81,268	—
Unrealized Appreciation on Futures Contracts	815,601	—	—
Unrealized Depreciation on Futures Contracts	(14,050)	—	—

Total - Net	$801,551	$136,785,855	$—

There were no Level 3 securities at or during the period ended May 31, 2014.

There were no transfers into or out of any fair value measurement levels as described above during the period ended May 31, 2014.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts for the period ended May 31, 2014 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2014 or for the period ended May 31, 2014, no event occurred that triggered a credit-risk-related contingent feature.

As of May 31, 2014, the following Funds posted U.S. government securities and/or cash as collateral for derivative agreements as follows:

Fund	Value of Collateral Posted
Brazilian Real Strategy Fund	$760,000
Chinese Yuan Strategy Fund	1,950,000
Emerging Currency Strategy Fund	3,750,000
Indian Rupee Strategy Fund	2,020,000
U.S. Aggregate Bond Negative Duration Fund	106,841
U.S. Aggregate Bond Zero Duration Fund	295,528
High Yield Bond Negative Duration Fund	42,630
High Yield Bond Zero Duration Fund	19,221
Emerging Markets Local Debt Fund	1,500,000
Japan Interest Rate Strategy Fund (consolidated)	60,642
Global Real Return Fund (consolidated)	13,208
Managed Futures Strategy Fund (consolidated)	6,594,884

During the period ended May 31, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
U.S. Dollar Bullish Fund[1]
Foreign exchange contracts	$25,964,637	$65,852,433	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	361,196,526	170,883,274	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	198,316,901	36,610,698	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	19,831,286	5,887,671	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	238,258,213	74,483,127	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	40,188,773	10,662,210	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	71,318,424	8,778,438	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	170,712	379,933	—	—	—
U.S. Aggregate Bond Negative Duration Fund[1]
Interest rate contracts	—	—	—	—	6,446,844
U.S. Aggregate Bond Zero Duration Fund[1]
Interest rate contracts	—	—	—	—	6,556,181
High Yield Bond Negative Duration Fund[1]
Interest rate contracts	—	—	—	—	6,435,011
High Yield Bond Zero Duration Fund[1]
Interest rate contracts	—	—	—	—	6,363,856
Emerging Markets Local Debt Fund
Foreign exchange contracts	95,916,764	47,921,432	—	—	—
Global Corporate Bond Fund
Foreign exchange contracts	226,463	1,310,255	—	—	—
Japan Interest Rate Strategy Fund (consolidated)[1]
Foreign exchange contracts	1,082,126	2,577,845	—	—	—
Interest rate contracts	—	—	—	—	4,909,093
Global Real Return Fund (consolidated)
Commodity contracts	—	—	125,802	359,963	—
Foreign exchange contracts	285	432,581	—	—	—
Interest rate contracts	—	—	22,000	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	45,953,481	14,962,896	9,680,144
Foreign exchange contracts	24,419,735	32,161,430	—	28,631,835	7,326,133
Interest rate contracts	—	—	—	15,525,895	7,896,256

[1]	For the period December 18, 2013 (commencement of operations) through May 31, 2014.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at May 31, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund
	6/5/2014	AUD	3,154,658	USD	2,923,816	$(11,659)
	6/5/2014	BRL	2,336,430	USD	1,037,952	(4,363)
	6/5/2014	CAD	5,926,087	USD	5,402,976	(61,983)
	6/5/2014	CHF	1,745,413	USD	1,983,633	34,501
	6/5/2014	CNH	8,842,301	USD	1,412,835	(2,256)
	6/5/2014	EUR	5,910,014	USD	8,198,649	142,445
	6/5/2014	EUR	4,786,108	USD	6,639,528	115,371
	6/5/2014	GBP	2,656,777	USD	4,484,741	31,522
	6/5/2014	JPY	922,120,738	USD	9,021,092	(37,181)
	6/5/2014	KRW	1,602,052,011	USD	1,550,423	(19,749)
	6/5/2014	MXN	59,337,643	USD	4,525,032	(89,613)
	6/5/2014	USD	2,935,472	AUD	3,154,658	3
	6/5/2014	USD	1,040,726	BRL	2,336,430	1,589
	6/5/2014	USD	5,465,357	CAD	5,926,087	(398)
	6/5/2014	USD	1,949,093	CHF	1,745,413	39
	6/5/2014	USD	1,415,278	CNH	8,842,301	(186)
	6/5/2014	USD	8,056,188	EUR	5,910,014	16
	6/5/2014	USD	6,524,135	EUR	4,786,108	22
	6/5/2014	USD	4,453,236	GBP	2,656,777	(18)
	6/5/2014	USD	9,058,160	JPY	922,120,738	113
	6/5/2014	USD	1,569,639	KRW	1,602,052,011	533
	6/5/2014	USD	4,614,663	MXN	59,337,643	(18)
	7/3/2014	AUD	3,138,987	USD	2,915,271	32
	7/3/2014	BRL	2,320,775	USD	1,026,165	(977)
	7/3/2014	CAD	5,865,474	USD	5,405,817	426
	7/3/2014	CHF	1,773,058	USD	1,980,519	(42)
	7/3/2014	CNH	8,829,195	USD	1,410,899	507
	7/3/2014	EUR	4,858,112	USD	6,621,947	—
	7/3/2014	EUR	5,998,926	USD	8,176,944	(12)
	7/3/2014	GBP	2,673,232	USD	4,479,882	30
	7/3/2014	JPY	914,152,720	USD	8,981,477	(97)
	7/3/2014	KRW	1,586,854,959	USD	1,552,574	(501)
	7/3/2014	MXN	58,109,334	USD	4,509,319	262

						$98,358

Brazilian Real Strategy Fund
	6/3/2014	BRL	8,452,580	USD	3,774,631	$6,289
	6/3/2014	BRL	15,977,988	USD	7,173,703	50,372
	6/3/2014	BRL	15,977,988	USD	7,178,859	55,529
	6/3/2014	USD	8,725,665	BRL	20,204,278	281,837
	6/3/2014	USD	8,752,124	BRL	20,204,278	255,378
	7/2/2014	USD	8,093,725	BRL	18,322,575	8,703
	7/2/2014	USD	8,091,938	BRL	18,322,575	10,490
	8/4/2014	USD	7,176,256	BRL	16,254,937	(51,897)
	8/4/2014	USD	7,181,329	BRL	16,254,938	(56,970)

						$559,731

Chinese Yuan Strategy Fund
	6/6/2014	CNY	30,794,886	USD	4,990,537	$34,366
	6/6/2014	CNY	47,069,368	USD	7,625,039	49,631
	6/6/2014	USD	12,685,607	CNY	77,864,254	(154,027)
	7/16/2014	CNH	1,000,000	USD	164,970	5,303
	7/16/2014	CNH	11,263,491	USD	1,831,164	32,760
	7/16/2014	CNH	6,800,000	USD	1,110,748	25,015
	7/16/2014	CNH	31,136,748	USD	5,056,719	85,217
	7/16/2014	CNH	18,575,000	USD	2,980,823	15,014
	7/16/2014	CNH	16,000,000	USD	2,580,229	25,562
	7/16/2014	CNH	24,625,000	USD	3,920,242	(11,550)
	7/16/2014	USD	38,090,167	CNH	231,401,571	(1,143,042)

7/16/2014	USD	38,088,913	CNH	231,401,572	(1,141,788)
7/16/2014	USD	6,966,180	CNH	43,400,000	(36,646)
8/27/2014	CNY	7,700,000	USD	1,239,936	(1,620)
8/27/2014	USD	7,622,723	CNY	47,276,893	246
10/16/2014	USD	20,422,947	CNY	126,675,374	(35,277)
11/7/2014	USD	37,332,664	CNY	233,123,822	158,459

					$(2,092,377)

Commodity Currency Strategy Fund
6/3/2014	AUD	1,651,156	USD	1,533,561	$(3,170)
6/3/2014	BRL	3,535,827	USD	1,588,422	12,074
6/3/2014	CAD	1,636,870	USD	1,510,237	2,818
6/3/2014	CLP	831,896,572	USD	1,518,059	8,101
6/3/2014	NOK	8,952,460	USD	1,505,374	6,678
6/3/2014	NZD	1,783,984	USD	1,511,480	(3,300)
6/3/2014	RUB	53,868,720	USD	1,551,965	6,490
6/3/2014	USD	1,470,619	AUD	1,651,156	66,112
6/3/2014	USD	1,573,857	BRL	3,535,827	2,491
6/3/2014	USD	1,465,751	CAD	1,636,870	41,668
6/3/2014	USD	1,465,639	CLP	831,896,572	44,320
6/3/2014	USD	1,476,548	NOK	8,952,460	22,148
6/3/2014	USD	1,484,203	NZD	1,783,984	30,577
6/3/2014	USD	1,464,719	RUB	53,868,720	80,757
6/3/2014	USD	1,483,426	ZAR	16,143,833	41,915
6/3/2014	ZAR	16,143,833	USD	1,549,862	24,521
7/2/2014	USD	1,530,223	BRL	3,433,285	(11,990)
8/28/2014	USD	1,540,503	AUD	1,668,529	3,194
8/28/2014	USD	1,536,234	CAD	1,668,476	(2,877)
8/28/2014	USD	1,550,692	CLP	858,168,168	(7,335)
8/28/2014	USD	1,536,885	NOK	9,171,825	(6,782)
8/28/2014	USD	1,519,199	NZD	1,806,785	3,426
8/28/2014	USD	1,511,299	RUB	53,542,301	(6,012)
8/28/2014	USD	1,525,706	ZAR	16,113,443	(24,009)

					$331,815

Emerging Currency Strategy Fund
6/3/2014	BRL	309,820	USD	137,530	$(595)
6/3/2014	BRL	907,802	USD	405,223	506
6/3/2014	BRL	1,204,645	USD	536,471	(586)
6/3/2014	BRL	17,396,879	USD	7,815,310	59,406
6/3/2014	USD	8,821,840	BRL	19,819,146	13,962
7/2/2014	BRL	305,554	USD	135,120	1
7/2/2014	USD	7,812,921	BRL	17,529,461	(61,216)
8/4/2014	CLP	76,699,417	USD	133,785	(4,502)
8/4/2014	CLP	230,404,729	USD	411,275	(4,138)
8/4/2014	CLP	306,104,784	USD	549,313	(2,585)
8/4/2014	CLP	77,026,572	USD	138,937	60
8/4/2014	CNH	842,786	USD	134,857	408
8/4/2014	CNH	2,545,997	USD	405,866	(295)
8/4/2014	CNH	3,388,843	USD	539,023	(1,596)
8/4/2014	CNH	850,201	USD	135,616	(16)
8/4/2014	COP	263,148,069	USD	136,029	(1,669)
8/4/2014	COP	789,649,691	USD	408,816	(4,386)
8/4/2014	COP	1,045,198,667	USD	543,836	(3,088)
8/4/2014	COP	263,946,852	USD	138,073	(43)
8/4/2014	INR	8,338,316	USD	136,025	(4,209)
8/4/2014	INR	24,928,886	USD	418,200	(1,055)
8/4/2014	INR	33,397,052	USD	560,730	(943)
8/4/2014	INR	8,306,516	USD	139,664	(35)
8/4/2014	KRW	140,251,257	USD	136,113	(857)
8/4/2014	KRW	422,758,441	USD	411,564	(1,306)
8/4/2014	KRW	562,283,706	USD	548,495	(637)
8/4/2014	KRW	141,497,109	USD	138,259	72
8/4/2014	MXN	1,776,006	USD	135,360	(1,973)
8/4/2014	MXN	5,336,483	USD	412,346	(306)
8/4/2014	MXN	7,094,466	USD	548,673	82
8/4/2014	MXN	1,785,279	USD	138,046	(4)
8/4/2014	MYR	442,167	USD	134,910	(2,235)
8/4/2014	MYR	1,334,299	USD	413,864	13
8/4/2014	MYR	1,774,028	USD	549,150	(1,090)
8/4/2014	MYR	445,504	USD	138,119	(60)
8/4/2014	PHP	6,004,889	USD	135,154	(1,850)
8/4/2014	PHP	18,081,832	USD	413,299	754
8/4/2014	PHP	24,117,135	USD	549,365	(877)
8/4/2014	PHP	6,074,653	USD	138,533	(63)

8/4/2014	PLN	410,826	USD	135,531	493
8/4/2014	PLN	1,235,239	USD	402,712	(3,309)
8/4/2014	PLN	1,639,956	USD	534,519	(4,532)
8/4/2014	PLN	413,296	USD	135,845	(4)
8/4/2014	RUB	4,923,132	USD	135,773	(3,404)
8/4/2014	RUB	14,682,745	USD	419,819	4,738
8/4/2014	RUB	19,468,129	USD	554,095	3,732
8/4/2014	RUB	4,903,872	USD	138,615	(18)
8/4/2014	THB	4,379,503	USD	134,568	1,442
8/4/2014	THB	13,257,911	USD	405,441	2,434
8/4/2014	THB	17,531,056	USD	534,516	1,617
8/4/2014	THB	4,421,889	USD	134,286	(129)
8/4/2014	TRY	296,260	USD	138,250	(1,167)
8/4/2014	TRY	885,325	USD	414,468	(2,155)
8/4/2014	TRY	1,173,820	USD	549,322	(3,064)
8/4/2014	TRY	295,533	USD	139,047	(27)
8/4/2014	USD	8,807,705	CLP	4,984,280,044	178,809
8/4/2014	USD	8,734,901	CNH	54,793,158	6,201
8/4/2014	USD	8,840,217	COP	17,098,544,099	106,982
8/4/2014	USD	8,740,566	INR	539,817,339	338,098
8/4/2014	USD	8,783,448	KRW	9,098,949,553	102,679
8/4/2014	USD	8,747,794	MXN	115,405,267	176,111
8/4/2014	USD	8,779,905	MYR	28,753,312	138,339
8/4/2014	USD	8,766,839	PHP	390,299,671	138,013
8/4/2014	USD	8,755,099	PLN	26,691,234	18,274
8/4/2014	USD	8,742,452	RUB	320,716,852	324,197
8/4/2014	USD	8,755,845	THB	283,776,926	(129,751)
8/4/2014	USD	8,877,502	TRY	19,305,016	207,211
8/4/2014	USD	8,761,567	ZAR	94,282,347	59,298
8/4/2014	ZAR	1,449,485	USD	135,943	332
8/4/2014	ZAR	4,342,390	USD	410,783	4,518
8/4/2014	ZAR	5,738,044	USD	540,806	3,967
8/4/2014	ZAR	1,452,159	USD	135,857	(4)
8/6/2014	IDR	1,586,839,971	USD	135,627	274
8/6/2014	IDR	4,758,492,176	USD	407,580	1,692
8/6/2014	IDR	6,299,747,437	USD	538,219	866
8/6/2014	IDR	1,590,446,664	USD	135,438	(223)
8/6/2014	USD	8,814,508	IDR	103,438,247,000	8,521

					$1,654,100

Indian Rupee Strategy Fund
8/4/2014	USD	9,172,738	INR	566,600,044	$356,358
8/4/2014	USD	8,913,052	INR	549,935,320	335,776
8/4/2014	USD	8,916,665	INR	549,935,305	332,163
8/4/2014	USD	278,589	INR	17,027,355	7,777

					$1,032,074

Asia Local Debt Fund
6/18/2014	SGD	3,435,000	USD	2,710,281	$(27,416)
6/18/2014	SGD	12,330,000	USD	9,851,390	24,371
6/18/2014	SGD	4,000,000	USD	3,180,687	(7,316)
6/18/2014	SGD	775,000	USD	619,257	1,581
6/18/2014	TWD	55,045,000	USD	1,806,175	(30,681)
6/18/2014	TWD	228,620,000	USD	7,605,456	(23,613)
6/18/2014	TWD	18,290,000	USD	607,036	(3,303)
6/18/2014	TWD	20,000,000	USD	660,066	(7,336)
6/18/2014	TWD	18,345,000	USD	607,752	(4,422)
6/18/2014	TWD	9,295,000	USD	308,753	(1,422)
6/18/2014	USD	3,608,227	SGD	4,570,000	34,066
6/18/2014	USD	36,926,913	SGD	46,796,000	369,533
6/18/2014	USD	2,394,867	SGD	3,000,000	(3,865)
6/18/2014	USD	1,504,798	TWD	45,475,000	12,707
6/18/2014	USD	29,001,382	TWD	874,246,662	172,302
6/18/2014	USD	666,140	TWD	20,000,000	1,261

					$506,447

Australia & New Zealand Debt Fund
6/18/2014	AUD	1,050,000	USD	974,199	$(2,016)
6/18/2014	NZD	875,000	USD	740,849	(1,213)
6/18/2014	USD	966,693	AUD	1,050,000	9,522
6/18/2014	USD	740,422	NZD	875,000	1,640

					$7,933

Emerging Markets Local Debt Fund
6/18/2014	KRW	3,000,000,000	USD	2,877,698	$(59,291)
6/18/2014	RUB	970,000,000	USD	26,292,607	(1,438,912)
6/18/2014	RUB	100,000,000	USD	2,773,540	(85,379)
6/18/2014	RUB	100,000,000	USD	2,765,104	(93,815)
6/18/2014	RUB	185,000,000	USD	5,072,141	(216,860)
6/18/2014	RUB	200,000,000	USD	5,530,209	(187,630)
6/18/2014	THB	900,000,000	USD	27,686,345	254,047
6/18/2014	TRY	17,000,000	USD	8,026,554	(60,233)
6/18/2014	USD	22,566,825	KRW	24,210,818,360	1,135,476
6/18/2014	USD	9,388,412	RUB	350,000,000	617,806
6/18/2014	USD	9,416,196	RUB	350,000,000	590,022
6/18/2014	USD	11,302,476	RUB	420,000,000	704,986
6/18/2014	USD	6,811,989	RUB	250,000,000	335,309
6/18/2014	USD	1,337,614	RUB	50,000,000	91,846
6/18/2014	USD	5,918,752	RUB	220,000,000	370,871
6/18/2014	USD	13,837,638	THB	450,000,000	(121,490)
6/18/2014	USD	13,841,895	THB	450,000,000	(125,746)
6/18/2014	USD	7,991,125	TRY	17,000,000	95,662
6/18/2014	USD	7,646,090	ZAR	83,545,000	228,865
6/18/2014	ZAR	83,545,000	USD	7,579,497	(295,458)

					$1,740,076

Global Corporate Bond Fund
8/14/2014	EUR	391,891	USD	545,476	$10,734
8/14/2014	EUR	26,620	USD	37,073	750
8/14/2014	GBP	75,870	USD	128,733	1,542
8/14/2014	USD	6,904	EUR	5,000	(82)
8/14/2014	USD	8,447	GBP	5,000	(65)

					$12,879

Japan Interest Rate Strategy Fund (consolidated)
6/5/2014	JPY	77,000,000	USD	753,949	$(2,855)
6/5/2014	JPY	4,551,000	USD	44,561	(169)
6/5/2014	JPY	75,236,000	USD	736,657	(2,808)
6/5/2014	JPY	3,954,000	USD	38,862	—
6/5/2014	USD	9,831	JPY	1,004,000	37
6/5/2014	USD	38,716	JPY	3,954,000	146
6/5/2014	USD	34,862	JPY	3,547,000	—
6/5/2014	USD	756,804	JPY	77,000,000	—
6/5/2014	USD	739,456	JPY	75,236,000	9
7/7/2014	JPY	3,547,000	USD	34,869	—
7/7/2014	JPY	75,236,000	USD	739,601	(10)
7/7/2014	JPY	77,000,000	USD	756,952	1
7/7/2014	USD	38,870	JPY	3,954,000	—
7/7/2014	USD	25,087	JPY	2,552,000	—

					$(5,649)

Global Real Return Fund (consolidated)
7/16/2014	AUD	115,000	USD	106,927	$215
7/16/2014	AUD	80,000	USD	73,680	(555)
7/16/2014	CAD	201,750	USD	184,161	(1,441)
7/16/2014	EUR	91,603	USD	126,471	1,481
7/16/2014	GBP	142,700	USD	238,732	(548)
7/16/2014	MXN	3,070,000	USD	233,254	(4,498)
7/16/2014	TRY	367,493	USD	170,464	(3,218)
7/16/2014	ZAR	1,845,000	USD	174,515	1,378

					$(7,186)

Managed Futures Strategy Fund (consolidated)
6/18/2014	JPY	1,831,561,000	USD	17,748,974	$(254,151)
6/18/2014	JPY	1,831,561,000	USD	17,753,051	(250,074)
6/18/2014	JPY	76,400,000	USD	735,371	(15,595)
6/18/2014	JPY	964,255,500	USD	9,481,232	3,190
6/18/2014	JPY	33,707,000	USD	331,431	112
6/18/2014	JPY	964,255,500	USD	9,481,828	3,786
6/18/2014	USD	9,184,152	JPY	934,503,964	1,451
6/18/2014	USD	307,725	JPY	31,290,000	(163)
6/18/2014	USD	8,687,894	JPY	883,849,036	(199)
6/18/2014	USD	37,732,253	JPY	3,852,097,000	131,506
9/17/2014	USD	9,486,791	JPY	964,255,500	(3,088)
9/17/2014	USD	9,487,566	JPY	964,255,500	(3,862)

					$(387,087)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss Franc

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish New lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the total return swap agreement outstanding as of May 31, 2014:

Fund	Counterparty	Termination Date	Notional Amount	Fund Pays Fixed/Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Appreciation
Managed Futures Strategy Fund (consolidated)	UBS AG	6/13/45	$51,406,355	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	$81,268

Abbreviations:

AFT CTI	-	The Alpha Financial Technologies Commodity Trends Indicator

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at May 31, 2014:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	13	$(1,631,703)	Sep-14	$(281)
	U.S. Treasury Long Bond Futures	16	(2,199,500)	Sep-14	(1,640)
	U.S. Treasury Ultra Long Term Bond Futures	6	(901,688)	Sep-14	(2,697)

					$(4,618)

U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	7	$(878,609)	Sep-14	$(219)
	2 Year Treasury Note Futures	7	(1,538,359)	Sep-14	(177)
	5 Year Treasury Note Futures	11	(1,317,336)	Sep-14	(430)
	U.S. Treasury Long Bond Futures	5	(687,344)	Sep-14	(512)
	U.S. Treasury Ultra Long Term Bond Futures	2	(300,563)	Sep-14	(899)

					$(2,237)

High Yield Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	7	$(878,609)	Sep-14	$(188)
	5 Year Treasury Note Futures	2	(239,516)	Sep-14	(39)
	U.S. Treasury Long Bond Futures	4	(549,875)	Sep-14	(410)
	U.S. Treasury Ultra Long Term Bond Futures	4	(601,125)	Sep-14	(1,798)

					$(2,435)

High Yield Bond Zero Duration Fund	Futures Contracts Short
	2 Year Treasury Note Futures	15	$(3,296,484)	Sep-14	$(379)
	5 Year Treasury Note Futures	11	(1,317,336)	Sep-14	(430)

					$(809)

Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	10 Year Japanese Government Bond Futures	3	$(4,290,137)	Jun-14	$(17,691)
	10 Year Mini Japanese Government Bond Futures	4	(571,900)	Jun-14	(2,605)

					$(20,296)

Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$78,087	Jul-14	$2,125
	Gasoline RBOB Futures	2	242,945	Aug-14	(1,487)
	Platinum Futures	1	72,635	Jul-14	570

					$1,208

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Corn Futures	89	$(2,038,100)	Sep-14	$(713)
	Cotton No. 2 Futures	14	(542,290)	Dec-14	—
	Euro Currency Futures	120	(20,452,500)	Sep-14	(1,863)
	Gold 100 Ounce Futures	15	(1,869,000)	Aug-14	76,050
	Natural Gas Futures	50	(2,246,000)	Aug-14	—
	Silver Futures	9	(842,355)	Sep-14	(135)
	Soybean Futures	45	(2,775,937)	Nov-14	1,175
	Sugar No. 11 Futures	26	(529,693)	Sep-14	—
	Swiss Franc Currency Futures	22	(3,075,875)	Sep-14	175
	Wheat Futures	38	(1,215,525)	Sep-14	(50)

					$74,639

	Futures Contracts Long
	10 Year U.S. Treasury Note Futures	93	$11,672,954	Sep-14	$184,547
	Australian Dollar Currency Futures	34	3,140,580	Sep-14	5,410
	British Pound Currency Futures	75	7,851,562	Sep-14	19,869
	Canadian Dollar Currency Futures	17	1,563,830	Sep-14	(340)
	Cocoa Futures	17	521,900	Sep-14	—
	Coffee “C” Futures	11	742,088	Sep-14	—
	Copper Futures	34	2,648,175	Sep-14	—
	Gasoline RBOB Futures	13	1,579,141	Aug-14	26,632
	Lean Hogs Futures	23	1,148,160	Aug-14	26,220
	Live Cattle Futures	27	1,496,880	Aug-14	27,000
	NY Harbor ULSD Futures	12	1,461,398	Aug-14	(10,949)
	U.S. Treasury Long Bond Futures	85	11,684,844	Sep-14	281,563
	WTI Crude Futures	46	4,647,380	Aug-14	166,960

					$726,912

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

3. FEDERAL INCOME TAXES

At May 31, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$46,899,341	$—	$—	$—
Brazilian Real Strategy Fund	28,194,674	—	—	—
Chinese Yuan Strategy Fund	159,233,888	—	(100,320)	(100,320)
Commodity Currency Strategy Fund	11,787,496	—	—	—
Emerging Currency Strategy Fund	109,285,536	—	—	—
Indian Rupee Strategy Fund	25,338,376	—	—	—
Asia Local Debt Fund	338,958,762	2,877,967	(19,182,497)	(16,304,530)
Australia & New Zealand Debt Fund	34,537,643	64,016	(2,226,376)	(2,162,360)
U.S. Aggregate Bond Negative Duration Fund	4,926,179	103,466	(467)	102,999
U.S. Aggregate Bond Zero Duration Fund	5,193,190	105,152	(468)	104,684
Floating Rate Treasury Fund	2,498,044	59	(448)	(389)
High Yield Bond Negative Duration Fund	2,868,563	24,788	(6,697)	18,091
High Yield Bond Zero Duration Fund	6,339,538	29,522	(7,280)	22,242
Emerging Markets Corporate Bond Fund	129,025,827	2,430,041	(1,397,371)	1,032,670
Emerging Markets Local Debt Fund	888,489,630	8,976,622	(80,445,306)	(71,468,684)
Euro Debt Fund	4,374,021	226,639	(34)	226,605
Global Corporate Bond Fund	9,559,560	223,993	(2,298)	221,695
Japan Interest Rate Strategy Fund (consolidated)	4,799,897	—	(37)	(37)
Global Real Return Fund (consolidated)	4,607,513	174,367	(131,003)	43,364
Managed Futures Strategy Fund (consolidated)	137,091,675	—	(1)	(1)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended May 31, 2014 are as follows:

Fund	Value at 8/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 5/31/2014	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets Equity Income Fund	$—	$52,790	$—	$50,540	$428
WisdomTree Equity Income Fund	—	262,943	41,831	244,944	4,907
WisdomTree Global Natural Resources Fund	—	195,074	32,219	166,043	2,022

Total	$—	$510,807	$74,050	$461,527	$7,357

5. SUBSEQUENT EVENTS

Effective June 3, 2014, WisdomTree Global Corporate Bond Fund was renamed WisdomTree Strategic Corporate Bond Fund and the Fund ticker was also changed from GLCB to CRDT.

Effective June 27, 2014, Western Asset Management Company replaced Mellon Capital Management Corporation as sub-advisor of WisdomTree Brazilian Real Strategy Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 25, 2014

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	July 25, 2014

* Print the name and title of each signing officer under his or her signature.